UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No. __

[   ]

Post-Effective Amendment No. __

[   ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. ___

[   ]

FOCUS FUNDS SERIES

(Exact name of registrant as specified in charter)

8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)

Registrant’s Telephone Number: (440) 922-0066

Rajendra Prasad, 200 West Sahara Avenue #810, Las Vegas, NV 892012

 (Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

[   ]

Immediately upon filing pursuant to paragraph (b)

[   ]

On (date) pursuant to paragraph (b)

[   ]

60 days after filing pursuant to paragraph (a ) (1)

[   ]

On (……………….) pursuant to paragraph (a) (2)

[   ]

75 days after filing pursuant to paragraph (a) (2)

[   ]

On date pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated September _____, 2015

FOCUS FUNDS SERIES EQUITY CASH FUND

Prospectus dated ________ 2015

8000 Town Center Drive

Suite 400

Broadview Heights, Ohio 44147

(440) 922 0066

Ticker Symbol:  [    ]

FOCUS FUNDS SERIES EQUITY CASH FUND, a fund of FOCUS FUNDS SERIES, is a mutual fund that seeks capital appreciation.

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund’s investment objective is to obtain capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge imposed on purchases

(as a percentage of the offering price)

None

Maximum Deferred Sales Charge

(as a percentage of redemption proceeds)

None

Redemption Fee if money is withdrawn before 90 days of investment

2%

Account Fee for retirement accounts

$8

(It may be changed by the bank in future)

Wire Transfer Fee (may vary per bank charge)

$20

Annual Fund Operating Expenses

(expenses that you pay indirectly each year as a percentage of your investment)

Management Fees	1.00%
Distribution and/or Service Fees	0.00%
Administrative Expenses	0.75%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assume s that you invest $10,000 in the Fund for the time periods indicated and that you do not redeem any of your shares at the end of those period(s) . The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.79%.  Although your actual costs may be higher or lower, based on these assumptions, your expenses would be as follows:

You would pay the following expenses if you did not redeem your shares:

End of 1 Year	End of 3 Years	End of 5 Years	End of 10 Years
$182	$563	$970	$2,105

(In the future when the Fund grows, the fee may be decreased after approval by the Board of Directors).

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the fund’s performance

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its investment objective principally by investing at least 80% of its total assets in equity securities and cash or cash equivalents. The ratio of investment in equity securities and cash or cash equivalents will vary and will depend on the market conditions.  The Fund emphasizes investments in equity securities of companies without limitation as to market capitalization.   Equity securities include common stocks and preferred stocks, as well as securities convertible into or exchangeable for common stocks or preferred stocks.  The Fund may invest in American Depository Receipts or (ADRs) which are sold in the American markets just like regular stocks, and are issued/sponsored in the U.S. by a bank or brokerage. ADRs represent foreign corporations.

The Fund may invest in equity securities indirectly through investments in shares of Exchange Traded Funds (ETFs), and up to 10% of its assets indirectly through investments in Closed End Funds.   The Fund may invest in both traditional and non-traditional ETFs.   Non-traditional ETFs present more risk.  The Fund’s investments in shares of ETFs may result in substantial investments in issuers of foreign and emerging market securities.

PRINCIPAL RISKS

The price of the Fund’s shares can go up and down substantially.  The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or as a result of sector rotation, which could cause the Fund to underperform other funds with similar investment objectives.  There is no assurance that the Fund will achieve its investment objective.  When you redeem your shares, they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Fund.

General Risks.  Investing for capital appreciation ordinarily exposes capital to added risk. Shares of the Fund are intended for you only if you are able and willing to take such risk.  There can be no assurance that the Fund’s investment objective will be attained.  The Fund’s share price may decline and you could lose money.

Stock Market Risks.  The value of the Fund’s portfolio may be affected by changes in the stock markets.   Stock markets are subject to significant fluctuations in value as a result of political, economic and market developments.   Geographically diverse stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  If a stock market declines in value, the Fund’s share price is likely to decline in value.

Main Risks of equity Investing.  Newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. If a company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund’s share price. Stocks can go in and out of favor due to market cycles. During periods when stock investing is out of favor or when markets are unstable, it may be more difficult to sell securities at an acceptable price. Equity may also be volatile because of investor speculation. There is no assurance that the Fund’s style of investing will achieve its desired result.  In fact, the Fund may decline in value as a result of emphasizing this style of investing.

Main Risks of Small- and Mid-Cap Stocks. The Fund may invest in equity securities of companies without regard to market capitalization. Small- and mid-sized companies may be either established or newer companies, including companies that have been in operation for less than three years.  While smaller companies might offer greater opportunities for gain, they also involve greater risk of loss. These companies may be more sensitive to changes in earnings expectations and may experience more abrupt and erratic price movements.  Securities of small- and mid-size companies may not have established markets for their products or services and may have fewer customers and product lines.  They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions.  Since small- and mid-size companies typically reinvest a high proportion of their earnings in their businesses, they may not pay dividends for some time, particularly if they are newer companies.  Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies.  They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business.  It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

Non-Diversification.  The Fund is a “non-diversified” fund.  The Fund is considered “non-diversified” because, compared to other funds, a higher percentage of the Fund’s assets may be invested in the shares of a limited number of companies.  The Fund’s portfolio securities, therefore, may be more susceptible to a decline in value as a result of any single economic, political, or regulatory occurrence than the portfolio securities of a “diversified” fund.

Portfolio Turnover.   The Fund’s portfolio turnover strategy permits it to purchase and sell securities at frequent intervals.   A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.

Risks of Options. The Fund may invest in put and call options which trade on securities exchanges.  Such options may be on individual securities or on indexes.  A put option gives the Fund, in return for the payment of a premium, the right to sell the underlying security or index to another party at a fixed price.  If the market value of the underlying security or index declines, the value of the put option would be expected to rise. It works like insurance or hedge. If the market value of the underlying security or index remains the same or rises, however, the put option could lose all of its value, resulting in a loss to the Fund. A call option gives the Fund, in return for the payment of a premium, the right to purchase the underlying security or index from another party at a fixed price.  If the market value of the underlying security or index rises, the value of the call option would also be expected to rise.  If the market value of the underlying security or index remains the same or declines, however, the call option could lose all of its value, resulting in a loss to the Fund. The Fund will not sell uncovered or naked call options as the potential loss is unlimited. Depending on the contract, options can protect or enhance the portfolios of many different kinds of investors in rising, falling and neutral markets.

Risks of Closed-End Funds. The price of a closed-end fund can fluctuate within a wide range, and the Fund could lose money investing in a closed-end fund or ETF if the prices of the securities owned by the closed-end fund go down. In addition, (1) the market price of the shares of the closed-end fund or ETF may trade at a discount to their net asset value; (2) an active trading market for the shares of the closed-end fund may not develop or be maintained; or (3) trading of the shares of the closed-end fund may be halted if the listing exchange’s officials deems such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks of Traditional ETFs.   Traditional ETFs attempt to replicate the performance of an index. Although they vary in the risks that they present, certain risks are common to traditional ETFs.  These risks include market risk, asset class risk, concentration risk and management risk.  Market risk is the risk that fluctuations in the price of a particular ETF could result in loss of value.  Asset-class risk is the risk that the types of securities in which a particular ETF invests will underperform other investments.  Concentration risk is the risk that the securities held by an ETF with a more concentrated investment focus will be more susceptible to singular events that do not affect other sectors of the market. Management risk is the risk that a particular ETF will not fully replicate the underlying index, which can result in returns that are less than the returns of the underlying index.

Risks of Non-Traditional ETFs.  Non-traditional ETFs may include “leveraged” ETFs and “inverse” ETFs.  Unlike traditional ETFs, which attempt to replicate the performance of an index, leveraged and inverse ETFs seek investment returns on some basis other than a one-to-one long only relationship to an underlying index.  Non-traditional ETFs use derivatives, such as swaps and futures, to achieve leveraged or inverse returns.  Because non-traditional ETFs seek relational returns, they are structured to “reset” in relation to their underlying indexes as specified reset periods.  This reset feature can cause non-traditional ETFs to have unexpected results over time.  Because the Fund’s investments in ETFs may cause volatility in the Fund’s share price, the management risk associated with this investment strategy is considerable.

Risks of Foreign Securities.  The closed-end funds or ETFs in which the Fund invests may have substantial investments in foreign securities, which can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the closed-end funds or ETFs to decline, the Fund’s share price will decline. Leveraged ETFs and Inverse ETF may add more risk if the market moves in the opposite direction.

Risks of Emerging Market Securities. The closed-end funds or ETFs in which the Fund invests may have substantial investments in emerging market securities, which can involve additional risks relating to political, economic or regulatory conditions in those countries.  The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries.  These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems.  Securities of issuers in these countries may be more difficult to sell at an acceptable price and may be more volatile than securities issued in countries with more mature markets.  Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a country’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country.  Investments in emerging market countries may be considered speculative.

Whom Is the Fund Designed For?

The Fund is designed primarily for investors seeking capital appreciation over the long term.  Those investors should be willing to assume the risks of short-term share price fluctuations and losses due to investment in developing and emerging markets.  The Fund is not designed for investors needing current income. The Fund is not a complete investment program.  You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

INVESTMENT ADVISER

Nevada RIA LLC is the Fund’s investment adviser (“Adviser”).

PORTFOLIO MANAGER

Rajendra Prasad is the portfolio manager. He was publishing a newsletter with regards to mutual funds between 1993 and 1998. From 1998 to 2013 he managed a mutual fund. He has no private clients. He is a hematologist/oncologist and worked full time from 1973 to 1999 and then occasionally part time from 1999. He was an associate professor of medicine.

PURCHASE AND SALE OF FUND SHARES

A minimum initial investment of $1,000 is required to open an account with subsequent minimum investments of $100. Investment minimums may be waived at the discretion of the Fund.  Shares may be purchased or redeemed through the transfer agent, Mutual Shareholder Services, LLC, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147.

TAXES

If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.   Fund distributions may be taxable upon withdrawal from tax deferred accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser or their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND

ABOUT THE FUND’S INVESTMENTS

The allocation of the Fund’s portfolio among different types of investments will vary over time and the Fund’s portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund’s investment policies and risks.

The Fund’s Principal Investment Strategies and Risks

The Fund seeks its investment objective of capital appreciation principally by investing at least 80% of its total assets in equity securities and in cash or cash equivalents. The ratio of investment in equity securities and cash or cash equivalents will vary and will depend on the market conditions. The Fund emphasizes investments in equity securities of companies without limitation as to market capitalization. Equity securities are common stocks and preferred stocks, as well as securities convertible into or exchangeable for common stocks or preferred stocks. The Fund may invest in companies of any size.  The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject as a whole.

Equity Investing

The Adviser will seek companies whose earnings and stock prices are expected to grow at a faster rate than that of the overall market. These companies can be new companies or established companies that may be entering a new phase in their business.  Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. These companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position.  They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way.  Although newer companies may not pay dividends for some time, their stocks may be valued because of their potential for price increases.  In selecting equity securities, the Adviser will seek to invest in companies which have high earnings growth rates and sales growth rates, which currently demonstrate superior long term capital appreciation relative to S&P 500.

These young growth companies may experience greater stock price fluctuations and risks of loss than larger, more established companies. These stocks generally are more expensive relative to their earnings or assets than other types of stocks. If such a company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Consequently, these stocks are more volatile than other types of stocks. In particular, these stocks are very sensitive to changes in their earnings.  Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund’s share price. During periods when equity investing is out of favor or when markets are unstable, it may be more difficult to sell these securities at an acceptable price. There is no assurance that the Fund’s equity-cash style of investing will achieve its desired result.  In fact, the Fund may decline in value as a result of emphasizing this style of investing. Stocks may go in and out of favor due to market cycles.

Investments in Exchange-Traded Funds and Closed-End Funds

The Fund may invest up to 10% of its assets in closed-end funds. ETFs and closed-end funds are pooled investment vehicles which provide investors with a fractional, undivided ownership interest in an underlying pool of assets.

The Fund may invest in both “traditional” and “non-traditional” ETFs.  Traditional ETFs are designed to mirror the performance of a broad-based market index such as the Standard & Poor’s 500 Index or some other benchmark.  Non-traditional ETFs are relatively new and highly complex financial instruments which include “leveraged” ETFs and “inverse” ETFs.

Unlike traditional ETFs, leveraged and inverse ETFs seek investment returns on a basis other than a one-to-one long-only relationship to an underlying index.   Leveraged ETFs seek to deliver multiples of the performance of a particular index or benchmark.  Inverse ETFs seek to deliver performance which is the opposite of a particular benchmark. Leveraged and inverse ETFs incorporate a “reset” feature which is designed to achieve the stated investment objective on a daily basis. Because the reset feature can cause these ETFs to have unexpected results over multiple reset periods, investment returns can be unpredictable, especially in volatile markets.

The Fund will limit its investments in any single ETF to 3% of the acquired fund’s voting securities at the time of investment. ETFs that have obtained exemptive orders (relieving them of such limits) may sell shares without regard to those limits, provided that they comply with the conditions set forth in those orders. The Fund will comply with applicable regulatory changes in connection with such investments. While investments in ETFs and closed-end funds offer special investment opportunities for capital appreciation, they are also subject to special risks.

General Risks.   Each of the underlying ETFs or closed-end funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one underlying EFT or closed-end fund than in another, it will have greater exposure to the risks of that underlying ETF or closed-end fund.  There is no guarantee that any of the ETFs or closed-end funds in which the Fund invests will achieve its investment objective.  The Fund’s ability to achieve its investment objective depends largely on its allocation of Fund assets among the underlying ETFs, closed-end funds and other securities in which it invests.

Increased Costs.  When the Fund invests in ETFs and closed-end funds, the Fund also incurs indirectly the additional fees and expenses associated with those funds.  These fees and expenses are based on the underlying expense ratios of those funds.  Any material change in the allocation of the Fund’s assets to such funds could increase or decrease the fees and expenses associated with such investments.

Additional Risks of Investments in ETFs and Closed-End Funds. The price of a closed-end fund or ETF can fluctuate within a wide range and the Fund could lose money investing in a closed-end fund or ETF the prices of the securities owned by the closed-end fund or ETF go down. In addition, (1) the market price of the shares of the closed-end fund or ETF may trade at a discount to their net asset value; (2) an active trading market for the shares of the closed-end fund or ETF may not develop or be maintained; or (3) trading of the shares of the closed-end fund or ETF may be halted if the listing exchange’s officials deems such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. To accomplish their objectives, leveraged and inverse ETFs pursue a range of investment strategies through the use of swaps, futures contracts, and other derivative instruments.  These complex financial instruments require close monitoring on a daily basis.  There is no assurance that the Fund’s purchase and sale of these non-traditional ETFs will be beneficial to the Fund’s performance.

Risks of Investments in Foreign Stocks.  The closed-end funds and/ or ETFs in which the Fund invests may have substantial investments in foreign securities which are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements to which U.S. companies are subject.  These differences may make it difficult for an underlying fund to evaluate a foreign company’s operations or financial condition.  Additional risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the closed-end funds or ETFs to decline, the Fund’s share price will decline. Leveraged ETFs and Inverse ETF may add more risk if the market moves in the opposite direction.

Temporary Defensive Investments

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. Such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Portfolio Turnover

The Fund is not restricted with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and its investment policies may require.  The Fund may engage in active and frequent trading of portfolio securities. The transaction costs attendant to this portfolio strategy will result in increased costs to the Fund.  A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.

Changes to the Fund’s Investment Policies

The Fund’s fundamental investment policies cannot be changed without the approval of a majority of the Fund’s outstanding voting shares; however, the Fund’s Board can change non-fundamental policies without a shareholder vote. The Fund’s investment objective and certain of its investment policies described in the Statement of Additional are non-fundamental policies. Significant policies changes will be described in supplements to this prospectus. Shareholders will receive 60 days advance notice of any change in the Fund’s investment objective and/or its investment policy. A policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

HOW TO PURCHASE SHARES

Shareholders Accounts

When a shareholder invests in the Fund, Mutual Shareholder Services LLC (“Mutual Shareholder Services”), the Transfer Agent for the Fund, will establish an open account to which all full and fractional shares will be credited, together with any dividends and capital gains distributions, which are paid in additional shares unless the shareholder otherwise instructs the Transfer Agent. Each shareholder is notified of the status of his account following each purchase or sale transaction.

Initial Purchase

The initial purchase may be made by personal check or by wire from the investor’s account in the following manner:

By Check.  The Account Application which accompanies this Prospectus should be completed, signed, and, along with a personal check for the initial investment payable to FOCUS FUNDS SERIES EQUITY CASH FUND, mailed to:  Mutual Shareholder Services, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147.  The Fund will not accept cash, cashier’s checks, money orders, credit card convenience checks or third party checks.

By Wire.  In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to:  Huntington National Bank.  Also provide the shareholder’s name and account number.  In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, Mutual Shareholder Services, at (440) 922 0066.  The investor’s bank may charge a fee for the wire transfer of funds.  The Fund will not accept third party wire transfers.

Subsequent Purchases

Investors may make additional purchases in the following manner:

By Check.  Checks made payable to FOCUS FUNDS SERIES EQUITY CASH FUND should be sent, along with the stub from a previous purchase or sale confirmation, to Mutual Shareholder Services, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147.

By Wire.  Funds may be wired by following the previously discussed wire instructions for an initial purchase.

Price of Shares

The price paid for shares of the Fund is the net asset value per share of the Fund next determined after receipt by the Transfer Agent of your purchase order in proper form, except that the price for shares purchased by telephone is the net asset value per share next determined after receipt by the Transfer Agent of telephone instructions.  Net asset value per share is computed as of the close of business each day the New York Stock Exchange (NYSE) is open for trading and on each other day during which there is a sufficient degree of trading in the Fund’s investments to affect materially net asset value of its redeemable securities.  The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier than that on some days.   The NYSE is closed for certain holidays (e.g. New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and it may close on other days occasionally for certain extraordinary events. All references to time in this Prospectus are to “Eastern Time”.

The assets of the Fund are valued primarily on the basis of market quotations.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of directors. Circumstances under which the Fund will utilize fair value pricing include, among others, situations in which the exchange on which a portfolio security is traded closes early and situations in which trading in a particular portfolio security was halted during trading hours and did not resume prior to the Fund’s net asset value calculation.  The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

Other Information Concerning Purchase of Shares

The Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs.  If you are already a shareholder, the Fund can redeem shares from your account to reimburse itself for any loss.  The Adviser has agreed to hold the Fund harmless from net losses to the Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor.  For purchases of $50,000 or more, the Fund may, in its discretion, require payment by wire or certified check.

HOW TO REDEEM SHARES

You can redeem some or all of your shares of the Fund on any regular business day. Shares of the Fund will be redeemed at the net asset value per share of the Fund next determined after receipt of the redemption request, if in good order, by the Transfer Agent.  See “Price of Shares.” Because the net asset value of the Fund’s shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for the shares.  Redemption proceeds will be mailed to the shareholder’s registered address of record or, if $5,000 or more, may be transmitted by wire, upon request, to the shareholder’s pre-designated account at a domestic bank.  The shareholder will be charged for the cost of such wire.  If shares have been purchased by check and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check).  This delay can be avoided if, at the time of purchase, the shareholder provides payment by certified or cashier’s check or by wire transfer.

Redemption by Mail

You can redeem shares of the Fund by mail by writing directly to the Funds’ Transfer Agent, Mutual Shareholder Services, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147.  The redemption request must be signed exactly as the shareholder’s name appears on the registration form, with the signature guaranteed, and must include the account number.  If shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration.

Additional documents may be required if the shares are owned by corporations, executors, administrators, trustees or guardians.  A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent.  A shareholder in doubt as to what documents are required should contact Mutual Shareholder Services at (440) 922 0066.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association.  A notary public is not an acceptable guarantor.  The Fund may in its discretion waive the signature guarantee in certain instances.

Redemption by Telephone

Shares may be redeemed by telephone by calling Mutual Shareholder Services at (440) 922 0066 between 9:00 A.M. and 4:00 P.M.  Eastern Time on any day the New York Stock Exchange is open for trading.  An election to redeem by telephone must be made on the initial application form or on other forms prescribed by the Fund which may be obtained by calling the Fund at (440) 922 0066. This form contains a space for the shareholder to supply his own four digit identification number which must be given upon request for redemption.  The Fund will not be liable for following instructions communicated by telephone that the Fund reasonably believes to be genuine.  If the Fund fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.  Any changes or exceptions to the original election must be made in writing with signature guaranteed, and will be effective upon receipt by the Transfer Agent.  The Transfer Agent and the Fund reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption option without notice.  The minimum telephone redemption is $1,000.

Other Information Concerning Redemption

A shareholder who requests that the proceeds of a redemption of $5,000 or more be sent by wire transfer will be charged for the cost of such wire, which is $20.00 as of the date of this Prospectus (subject to change without notice).

The Fund reserves the right to take up to seven days to make payment if, in the judgment of the Fund’s Investment Adviser, the Fund could be affected adversely by immediate payment.  In addition, the right of redemption for the Fund may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary week-end and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund’s investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of the Fund’s shareholders.

Due to the high cost of maintaining accounts, the Fund has the right to redeem, upon not less than 30 days’ written notice, all of the shares of any shareholder if, through redemptions, the shareholder’s account has a net asset value of less than $1,000.  A shareholder will be given at least 30 days’ written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring his account up to the applicable minimum before the redemption is processed.

Abusive Trading Practices

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies.  It is the Fund’s policy to reject purchases where excessive short-term or other abusive trading practices are detected.  Certain accounts (“omnibus accounts”) include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

INVESTMENT MANAGEMENT

The Investment Adviser

Rajendra Prasad is the portfolio manager. He was publishing a newsletter with regards to mutual funds between 1993 and 1998. From 1998 to 2013 he managed a mutual fund. He has no private clients. He is a hematologist/oncologist and worked full time from 1973 to 1999 and then occasionally part time from 1999. He was an associate professor of medicine.

Subject to the oversight of the Fund’s Board of Directors, the Adviser manages the Fund’s assets, including buying and selling portfolio securities.  The Adviser also furnishes office space and certain administrative services to the Fund, and pays all operating expenses of the Fund including the directors’ fees, marketing fee, etc., except for brokerage, taxes, interest and extraordinary expenses.

The Adviser receives from the Fund as compensation for its services an annual management fee of 1% and 0.75% as administrative fee, of the Fund’s net assets.

The Statement of Additional Information provides additional information about the portfolio manager’s (i) compensation, (ii) other accounts managed and (iii) ownership of securities in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and pays any dividends annually to shareholders.  Dividends are paid to all shareholders invested in the Fund on the record date.  The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually.  Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares.  Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.  Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns.  Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.  Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions may be both dividends and capital gains.  Generally, distributions from the Fund are expected to be primarily capital gains distributions.  Redemptions and exchanges are taxable sales.  Please consult your tax adviser regarding your federal, state, and local tax liability.

GENERAL INFORMATION

Huntington National Bank, (Project Management Office), 7 Easton Oval – EA4E95, Columbus, OH 43219 is the custodian for the Fund.

Mutual Shareholder Services LLC, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147, is the Fund’s Transfer, Redemption and Dividend Distributing Agent.

Frank Van Buren, CPA, VB&T Certified Public Accountants, PLLC, 250 W 57th St, Suite 1632, New York, NY 10107

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

PRIVACY POLICY

In the course of doing business with FOCUS FUNDS SERIES, you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for FOCUS FUNDS SERIES.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within FOCUS FUNDS SERIES, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

[BACK COVER]

TABLE OF CONTENTS

Page number

The Fund Summary

2

Investment Objective

2

Fees and Expenses of the Fund

2

Principal Investment Strategies

3

Principal Risks

4

Investment Adviser

7

Portfolio Manager

7

Purchase and Sale of Fund Shares

7

Taxes

7

Payments to Broker-Dealers and Other Financial Intermediaries

7

More About the Fund and Your Account

8

About the Fund’s Investments

8

How to Purchase Shares

11

How to Redeem Shares

13

Investment Management

15

Dividends Distributions and Taxes

16

General Information

16

Privacy Policy

17

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information.  Additional Information about the Fund has been filed with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information. This document includes additional information about the Fund’s investment policies, risks and operations.  It is incorporated by reference into this Prospectus (which means that it is legally part of this Prospectus).

Annual and Semi-Annual Reports.  Additional information about the Fund’s investments and performance will become available in the Fund’s Annual and Semi-Annual Reports to shareholders.  The annual report contains a discussion of market conditions and investment strategies that affected each Fund’s performance during its previous fiscal year.

How to Get More Information

To obtain the Statement of Additional Information (“SAI”) without charge, call the Fund at (440) 922 0066.  You may also call this number to request the Fund’s Annual Report, to request the Fund’s Semi-Annual Report, to request other information about the Fund, and to make shareholder inquiries.  The Fund makes available its SAI and Annual and Semi-annual reports, free of charge, on the Fund’s internet site at WWW.FOCUSFUNDSSERIES.COM.  In addition, within 60 days after the end of each fiscal quarter, the Fund will provide on this internet site a list of its top portfolio holdings as of the end of such fiscal quarter.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C., and information on the operation of the Public Reference Room can be obtained by calling 1-202- 551 -8090.  Information about the Fund is also available on the EDGAR Database on the SEC’s internet site at www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-1520 .

FOCUS FUNDS SERIES

8000 Town Center Drive

Suite 400

Broadview Heights, Ohio 44147

(440) 922 0066

Investment Company Act File No: ……………

STATEMENT OF ADDITIONAL INFORMATION

FOCUS FUNDS SERIES EQUITY CASH FUND

8000 Town Center Drive

Suite 400

Broadview Heights, Ohio 44147

(440) 922 0066

Ticker Symbol: ………..

FOCUS FUNDS SERIES EQUITY CASH FUND (the “Fund”) is a non-diversified portfolio of FOCUS FUNDS SERIES (the “Series”) an open-end management investment company. This Statement of Additional Information is not a prospectus. It contains additional information about the Fund and supplements information in the Prospectus.. It should be read together with the Prospectus. You can obtain a copy of the Fund’s Prospectus by writing to the Fund’s Transfer Agent at 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147 or by calling the Transfer Agent at the telephone number shown above.

The date of this Statement of Additional Information is …………………

TABLE OF CONTENTS

CAPTION                                                                                                 PAGE

Fund History                                                                                                   3

Investments and Risks

4

Fund Policies

6

Management of the Fund

8

Proxy Voting Policy

13

Investment Advisory

15

Capital Stock and Other Securities

17

Taxation of the Fund

18

 Code of Ethics

20

FUND HISTORY

The Series was organized as a business corporation under the laws of the State of Nevada pursuant to an Agreement and Declaration of Corporation dated April 13, 2015.

INVESTMENTS AND RISKS

Classification

The Fund is a non-diversified portfolio of the Series, which is an open-end management investment company.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its investment objective principally by investing at least 80% of its total assets in equity securities and cash or cash equivalents. The ratio of investment in equity securities and cash or cash equivalents will vary and will depend on the market conditions.  The Fund emphasizes investments in equity securities of companies without limitation as to market capitalization.   Equity securities include common stocks and preferred stocks, as well as securities convertible into or exchangeable for common stocks or preferred stocks.  The Fund may invest in American Depository Receipts or (ADRs) which are sold in the American markets just like regular stocks, and are issued/sponsored in the U.S. by a bank or brokerage. ADRs represent foreign corporations.

The Fund may invest in equity securities indirectly through investments in shares of Exchange Traded Funds (ETFs), and up to 10% of its assets indirectly through investments in Closed End Funds.   The Fund may invest in both traditional and non-traditional ETFs.   Non-traditional ETFs present more risk.  The Fund’s investments in shares of ETFs may result in substantial investments in issuers of foreign and emerging market securities.

The Fund’s portfolio turnover strategy permits it to purchase and sell securities frequently.

Investment Strategies and Risks

The Fund has an investment objective of obtaining capital appreciation.  The principal investment strategies used by the Fund to pursue this objective, together with the principal risks of investing in the Fund, are described in the Prospectus under the Caption “Fund Summary” – “Principal Investment Strategies.”

Described below are (i) certain other investment strategies (including strategies to invest in particular types of securities) which are not principal strategies and (ii) the risks of those strategies:

Options. The Fund may invest in put and call options which trade on securities exchanges.  Such options may be on individual securities or on indexes.  A put option gives the Fund, in return for the payment of a premium, the right to sell the underlying security or index to another party at a fixed price.  If the market value of the underlying security or index declines, the value of the put option would be expected to rise. It works like insurance or hedge. If the market value of the underlying security or index remains the same or rises, however, the put option could lose all of its value, resulting in a loss to the Fund.

A call option gives the Fund, in return for the payment of a premium, the right to purchase the underlying security or index from another party at a fixed price.  If the market value of the underlying security or index rises, the value of the call option would also be expected to rise.  If the market value of the underlying security or index remains the same or declines, however, the call option could lose all of its value, resulting in a loss to the Fund.

The Fund will not sell uncovered or naked call options as the potential loss is unlimited. Depending on the contract, options can protect or enhance the portfolios of many different kinds of investors in rising, falling and neutral markets.

Warrants.  The Fund may invest up to 5% of its net assets in warrants, which are options to purchase a specified security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant’s issuance) and usually during a specified period of time.  If the market value of the underlying security remains the same or declines, the warrant could lose all of its value, resulting in a loss to the Fund.

Futures Contracts.  For the purpose of hedging the Fund’s investment in equity securities or its cash position, the Fund may invest up to 5% of its net assets in futures contracts for the purchase or sale of specific securities or stock indexes.  A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date.  Futures are generally bought and sold on commodity exchanges. There are several risks in connection with the use of futures contracts.  In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.  Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market price of futures contracts may be affected by certain factors.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets.  Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures.  There is no assurance that a liquid secondary market on an exchange or board of trade will exist at any particular time.

Short Sales.  The Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges or on NASDAQ.  Short selling involves the sale of borrowed securities.  At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender.

Since short selling can result in profits when stock prices generally decline, the Fund in this manner can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market.  However, the Fund could, at any given time, suffer both a loss on the purchase or retention of one security if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value.  When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes.  Moreover, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent that the net asset value of a mutual fund that does not engage in short sales.

No short sales will be effected which will, at the time of making such short sale transaction and giving effect thereto, cause the aggregate market value of all securities sold short to exceed 25%

of the value of the Fund’s net assets.  The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 2% of the value of the Fund’ net assets or 2% of the securities of any class of the issuer.  In addition, to secure the Fund’s obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or U.S. Government securities originally deposited with the broker in connection with the short sale (excluding the proceeds of the short sale).  The Fund will thereafter maintain daily the segregated amount at such a level that the amount deposited in it plus the amount originally deposited with the broker as collateral will equal the greater of the current market value of the securities sold short or the market value of the securities at the time they were sold short.  The Fund may make short sales “against the box”, i.e., sales made when the Fund owns securities identical to those sold short.

Fund Policies

The Fund has adopted the following fundamental investment policies and restrictions.  These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund.  As defined in the Act, the “vote of a majority of the outstanding voting securities” of the Fund means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.  Except as set forth in the Prospectus or this Statement of Additional Information, the Fund may not:

1.

Invest more than 25% of the value of such Fund’s total assets in securities of companies in a particular industry (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities).

2.

Purchase the securities of any issuer if, as a result, more than 10% of the value of the Fund’s net assets would be invested in securities that are not readily marketable.

3.

With respect to 50% of the total assets of the Fund, purchase a security of any issuer (other than cash, money market mutual funds and obligations issued or guaranteed by the United States Government, its agencies and instrumentalities) if such purchase would cause the Fund’s holdings of that issuer to amount to more than 5% of the Fund’s total assets.

4.

Invest more than 25% of the value of its assets in a single issuer (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities).

5.

Invest in securities of other registered investment companies, except by purchase in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation, reorganization or acquisition.

6.   Invest in securities of any registered closed-end investment company, if immediately after such purchase or acquisition such Fund would own more than 1% of the total outstanding voting stock of such closed-end company.

7.

Invest more than 10% of the Fund’s net assets in securities for which market quotations are not readily available and repurchase agreements maturing in more than seven days.

8.

Lend money or securities, provided that the making of interest-bearing demand deposits with banks and the purchase of debt securities in accordance with its objective and policies are not prohibited.

9.

Borrow money except for temporary or emergency purposes from banks (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund’s net assets; or pledge the Fund’s securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowings secured thereby.

10.

Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

11.

Purchase or retain the securities of any issuer if any of the officers or Directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

12.

Invest for the purpose of exercising control or management of another issuer.

13.

Invest in commodities or commodity futures contracts, although it may invest in securities which invest in the following equity sectors like home, real estate management, REITs, etc.

14.

 Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which invest in the following equity sectors like metal products, mining, etc.

15.

Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in the following equity sectors like energy, petroleum, etc.

16.

Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

17.

Issue senior securities as defined in the Act.

18.

 Purchase securities subject to restrictions on disposition under the Securities Act of 1933.

19. Sell uncovered (naked) call options.

Temporary defensive stance will generally result in the Advisor reducing Fund’s holdings in risk assets, increasing cash and cash equivalents, and purchasing fixed income securities. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

MANAGEMENT OF THE FUND

Oversight Role of the Board of Directors; Board Composition and Structure

The role of the Board of Directors in management of the Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund have responsibility for the day-to-day management of the Fund.   For example, the Adviser has responsibility for managing the Fund’s portfolio, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). In connection with its oversight role, the Board, or a subset of the Board consisting of two independent directors, interacts with and receives reports from senior personnel of the Fund’s service providers, which include, among others, senior investment personnel of the Adviser (including personnel with responsibility for management of the Fund’s portfolio), the Fund’s Chief Compliance Officer and the Adviser’s Chief Compliance Officer.  Rajendra Prasad, Chairman of the Board, also serves as the Fund’s Portfolio Manager, the Fund’s Chief Compliance Officer, the Fund’s Chief Financial officer, and the Adviser’s Chief Compliance Officer.  The scope of the Board’s oversight responsibility requires that the Board take these multiple roles into account.

Although the Board does not have any committees, the independent directors have access to, the Fund’s independent registered public accounting firm and the Fund’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Adviser regarding risk management generally, as well as periodic presentations relating to specific operational and investment functions, such as trading practices (including brokerage allocation and execution) and investment research. From time to time, the Board also receives reports from counsel regarding regulatory compliance and governance matters. The Board has adopted policies and procedures designed to address a variety of operational and compliance matters.  In addition, the Adviser has adopted certain policies, procedures and controls designed to address particular risks to the Fund’s portfolio. However, the Board recognizes that it is not possible to eliminate all of the risks which might affect the Fund’s Portfolio. The Board’s oversight role does not make the Board a guarantor of the Fund’s portfolio activities.

 The 1940 Act requires that at least 40% of the Fund’s directors be directors who are not “interested directors” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Directors”). Moreover, in order to rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, two-thirds of the Fund’s Directors are Independent Directors.  Although the Board does not currently have an independent Chairman, the Independent Directors have designated a lead Independent Director who chairs meetings or executive sessions of the Independent Directors, reviews and comments on Board meeting agendas and facilitates communication among the Independent Directors, and management. The Independent Directors do not have counsel separate from counsel to the Fund.

The Board has determined that its leadership structure, in which the Independent Directors have designated a lead Independent Director to function as described above, is appropriate in light of the services that the Adviser and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships. The Board of Directors has no committees to which specific functions are delegated.  For example, the Board of Directors does not currently have an Audit Committee or an Audit Committee Financial Expert.  The Board of Directors believes that, given the relatively small size of the Fund, it is not necessary to have an Audit Committee or an Audit Committee Financial Expert.

Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that has led the Board to conclude that he should serve as a Director of the Fund. Each of the Independent Directors has served on the Board for the number of years set forth in the chart below, during which he has become familiar with the Fund’s financial, accounting, regulatory and investment matters and has contributed to the deliberations  of the Board.

   The following table provides biographical information with respect to each current Director of the Fund who is not an interested person of the Fund as defined in Section 2(a) (19) of the 1940 Act.

Name

Positions

Term of

    Principal

Number of

Other

Address

Held with

Office

Occupation

Portfolios

Directorships

DOB

Series

During Past

Overseen by

Held by

Five years

Director

Director

Manu

Independent

Indefinite

Director, GSR

1

2

Hinduja

Director

Services, Inc.

17082

Greentree                                                         Huntington

Lane                                                                 Resources Inc.

Huntington

Beach, CA

Nov 20,1950

Jay M.

Independent

Indefinite

FINRA licensed

1

0

Patel

Director

Trader

651 W.

Wellington #3

Chicago

IL 60657

Feb 9, 1967

Richard

Independent

Indefinite

Business

1

1

Saxton

Director

Consultant

6101

W.76th St

Los Angeles

CA 90045

June 5, 1955

Rajendra

Interested

Indefinite

Registered

1

0

Prasad

Director

Investment

200 W.Sahara

CFO                                        Adviser

#810

President

Las Vegas

NV 89102

Aug 5, 1945

Rajendra Prasad is an “interested person” of the Series as defined in Section 2(a)(19) of the 1940 Act by reason of his positions as President and controlling shareholder of the Fund’s investment adviser, Nevada, RIA, LLC.

Dr. Manu Hinduja completed his Ph.D, Rice University, Houston, TX, USA,  1977, MBA at Pepperdine University, Los Angeles, CA, 1987, and B.Tech, at Indian Institute of Technology (IIT), Bombay, India, 1973. Currently he is a director of the following Companies: GSR Services, Inc., 8071 Slater Avenue, Suite 205, Huntington Beach, CA 92647. Huntington Resources, Inc., 8071 Slater Avenue, Suite 205, Huntington Beach, CA 92647. Both are Privately Held Companies. He was a Trustee of Prasad Growth Fund and Trustee of Oceanstone Fund. Mr. Hinduja has been a director of GSR Services, Inc., an information technology staffing company, since 1995 and a director of Huntington Resources, Inc., a consulting company, since 1993. Mr. Hinduja has extensive experiences in business management. He got his PhD in Chemical Engineering from Rice University, Houston, TX and his MBA from Pepperdine Graduate School of Business.

Mr. Jay Patel is a licensed equity trader, risk advisor, investment consultant, and educator. He holds an undergraduate engineering BS and an undergraduate economics BA from the University of Illinois as well as an MBA from the University of Minnesota. He has worked in the financial industry as a Federal Examiner as well as at the executive level for US Bank and TMG Financial Services. He has managed financial, information technology, and business processes for Honeywell, AlliedSignal, and British Aerospace.  He has provided chemical, civil, and environmental consulting for URS.  He has taught marketing, finance, economics, strategic management, mathematics, and physiology courses at several colleges and universities as well as coached intercollegiate basketball and tennis. He provides on-going strategic, marketing, and operational consultation to several start-up businesses and individuals regarding equity investing. In his spare time, he is a volunteer children’s athletic coach.

Mr. Richard Saxton is a business consultant and freelance multimedia and broadcast journalist. He became a licensed investment advisor in 1985 with brokerage firm

Dean Witter Reynolds (now Morgan Stanley). In 1989, he joined Financial News

Network (now CNBC) as a senior news anchor hosting seven daily half hour segments covering the financial markets. From 1991 through 2000, he was Chief

Editor and news anchor at KWHY-TV22 – The Business Channel – in Los Angeles hosting five daily half hour news/interview programs and producing financial series at global market locations. In 2001, he was hired by Bloomberg LP and became an award-winning broadcaster for his business reports on KFWB

News980, that were also heard on WBBR1130 and the Bloomberg Radio network.

He has conducted thousands interviews with analysts, authors, executives and elected officials, and been a speaker at numerous investment conferences. He is a

Board Member of the Los Angeles Chapter of the Society of Professional Journalists.

Compensation or benefits payable to Directors, are summarized in the following table. There may be additional incidental expenses. They are paid by Nevada RIA LLC.

COMPENSATION TABLE

Director	Aggregate Compensation From the Fund	Pension or Retirement Benefits	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Director

Manu Hinduja	$1,000/year	$0	$0	$1,000/year
Jay M. Patel	$1,000/year	$0	$0	$1,000/year
Richard Saxton	$1000/year	$0	$0	$1,000/year

PROXY VOTING POLICY

The Fund has adopted a Proxy Voting Policy setting forth the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities.  A copy of this Proxy Voting Policy is attached to this Statement of Additional Information.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling the Funds at (440) 922 0066 or on the Funds’ internet site at WWW.FOCUSFUNDSSERIES.COM and (2) on the SEC’s internet site at www.sec.gov.

PROXY VOTING POLICY

FOCUS FUNDS SERIES (the “Fund”)

NEVADA RIA LLC (the “Adviser”)

We have adopted this voting policy which we believe is reasonably designed to ensure that we vote proxies in the best interests of the Fund and its shareholders, consistently with stated investment objectives.

We use what we believe are reasonable efforts to identify circumstances in which there is a conflict of interest in voting proxies between the interests of Fund shareholders, on the one hand, and those of the Advisor or any affiliated person of the Advisor, on the other hand.

Where there is no relevant, inconsistent stated investment objective, we vote proxies relating to the following substantive matters as described with respect to each matter listed below.  Where a proxy proposal is presented which is not listed below, we will vote in accordance with the most similar applicable policy which is stated below, or on a case-by-case basis in the manner which we believe will maximize the client’s investment return.  If we have identified a conflict of interest and have no general proxy voting policy on the matter presented, we will take other reasonable steps to help assure that the votes cast are in the client’s best interests.

Our voting policies are premised on the following principles:

•

Maximization of each investment’s return is the primary component of the Fund’s best interests;

•

Good corporate governance will help maximize investment returns;

•

Increasing shareholder involvement in corporate governance will help maximize investment returns;

•

Antitakeover defenses inhibit maximization of investment returns; and

•

Self-dealing by or conflicts of interest of company insiders are not in the Fund’s best interests.

Specifically, with regard to the commonly voted on areas shown below, we generally vote as follows:

I.  The Board of Directors

Generally, unless we find an important reason to withhold votes of an uncontested nominee we vote to elect such nominees.  However, in cases of significant votes and when information is readily available, we may also review, before making our decision, such factors as the long-term corporate performance record relative to a relevant market index or indices, the composition of the board and key board committees, the nominee’s investment in the company, director compensation or other factors.

II. Proxy Contests

Votes in a contested election of directors are evaluated on a case-by-case basis evaluating what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met.

III. Auditors

We generally vote in favor of the proposed auditor.

IV. Anti-Takeover Defenses

Generally, we vote against proposals to institute anti-takeover defenses.

V.  Social and Environmental Issues

Generally, we vote against shareholder social and environmental proposals because our focus is on the economic objectives of the Fund.

VI. Extraordinary Business Combination Transactions

Votes on mergers and or acquisitions and corporate restructuring proposals or considered on a case-by-case basis, taking into account the following:

•

Anticipated financial and operational benefits

•

Offer price (cost v. premium)

•

Prospects of the resulting company

VII. Executive and Director Compensation

In general, we vote for executive and director compensation plans which reward the creation of shareholder wealth by having a relatively high payout sensitivity to increases in shareholder value.

OWNERSHIP OF SHARES

         As of …………….2015, all of the outstanding shares of the Fund were owned by  the  Adviser,  whose  address  is  200 West Sahara Avenue #810, Las Vegas, NV 89102. A shareholder who beneficially owns, directly or indirectly,

more than 25% of the Fund's voting  securities may be deemed a "control  person"

(as defined in the 1940 Act) of the Fund.  The Adviser is controlled by Rajendra

Prasad, the President of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Adviser is registered as an investment adviser under the Investment

Advisers Act of 1940.  The Adviser has not been sponsored, recommended or approved,nor have its  abilities or  qualifications  been passed upon,  by the

Securities and Exchange Commission or any other governmental agency.

As compensation for the Adviser's services rendered to the Fund, the

Fund pays a management fee, computed and paid monthly, at an annual  rate of

1% of the average value of the Fund's daily net assets and management fee,

and computed and paid monthly an administrative fee at an annual  rate of 0.75%

of the average value of the Fund's daily net assets.

         The Adviser acts as investment adviser to the Fund  pursuant  to an

Investment Advisory and Administration Agreement dated June 2, 2015 (the

"Advisory Agreement").  Subject to the supervision and direction of the Board of

Directors, the Adviser manages the Fund's portfolio in accordance with the stated

policies of the Fund.  The Adviser makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, the

Adviser furnishes office facilities and clerical and administrative services and subject to the  direction  of the Board of  Directors,  is  responsible  for the overall management of the business affairs of the Fund,  including the provision of personnel for record keeping,  the  preparation of  governmental  reports and responding to shareholder communications.

         Other  expenses  are borne by the Fund and include  brokerage  fees and commissions,  fees of Directors  not  affiliated  with the  Adviser,  expenses of registration  of the Fund and of the shares of the Fund with the  Securities and

Exchange  Commission  (the  "SEC")  and  the  various  states,  charges  of  the custodian,  dividend and transfer  agent,  outside  auditing and legal expenses,

liability  insurance premiums on property or personnel  (including  officers and directors),  maintenance  of business corporation existence,  any taxes payable by the

Fund,  interest  payments  relating  to Fund  borrowings,  costs  of  preparing,

printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory  authorities,  costs of printing, portfolio pricing services and Fund meetings.

The Advisory  Agreement is subject to annual  approval by (i) the Board of  Directors  or  (ii)  vote  of a  majority  (as  defined  in the  Act)  of the outstanding  voting  securities  of the Fund,  provided that in either event the continuance  is  also  approved  by a  majority  of the  Directors  who  are  not

"interested  persons" (as defined in the Act) of the Fund or the Adviser by vote cast in person at a meeting  called for the purpose of voting on such  approval.

The  Board  of  Directors,  including  a  majority  of the  Directors  who are not

"interested  persons," voted to approve the Advisory Agreement at a meeting held on June 2,  2015. The Advisory Agreement is terminable without penalty, on not less  than 60 days'  notice, by the  Board  of  Directors or by vote of the holders of a  majority  of the  Fund's shares or, upon not less than 90 days'

notice, by the Adviser.  The Advisory Agreement will terminate automatically in the event of its assignment.

         The Series has  entered  into an  Administration  Agreement  with  Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Height, Ohio 44147 ("MSS"), pursuant to which MSS has agreed to act as the Fund's  transfer,  redemption  and  dividend  disbursing agent. As such, MSS maintains the Fund's  official  record of  shareholders  and is responsible  for crediting  dividends  to  shareholders'   accounts.

         Huntington National Bank, 7 Easton Oval – EA4E95, Columbus, OH 43219

serves as the Fund's custodian. As custodian, Fifth Third Bank maintains custody of the Fund's cash and portfolio securities.

         V B & T Certified Public Accountants, PLLC, 250 W 57th Street, Suite 1632, New York, NY 10107 has been selected as auditors for the Fund.  In such capacity, V B & T Certified Public Accountants, PLLC periodically reviews the accounting and financial records of the

Fund and examines its financial statements.

PORTFOLIO TRANSACTIONS

         Decisions to buy and  sell  securities  for the  Fund  are made by the

Adviser subject to the overall supervision and review by the Board of Directors.

Portfolio security  transactions  for the Fund  are  effected  by or under  the supervision of the Adviser.

         Transactions on stock  exchanges  involve  the  payment of  negotiated brokerage commissions.  There is generally no stated commission in the case of securities traded  in the  over-the-counter  markets,  but the  price  of those securities includes an undisclosed  commission or markup. The cost of securities purchased from underwriters  includes an underwriting  commission or concession,

and the  prices  at which  securities  are  purchased  from and sold to  dealers include a dealer's markup or markdown.

         In executing portfolio transactions and selecting brokers and dealers,

it is the Fund's policy to seek the best overall terms  available.  The Advisory

Agreement  provides that, in assessing the best overall terms  available for any transaction, the Adviser shall consider the factors it deems relevant, including the  breadth  of the  market in the  security,  the price of the  security,  the financial  condition and execution  capability of the broker or dealer,  and the reasonableness of the commission,  if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Adviser, in selecting  brokers  or  dealers to execute a  particular  transaction,  and,  in evaluating  the best overall  terms  available. The adviser will not accept soft dollars or research from broker/dealers.

         The Board of Directors  periodically reviews the commissions paid by the

Fund to determine if the commissions  paid over  representative  periods of time were reasonable in relation to the benefits  inuring to the Fund. It is possible that certain of the services  received will primarily  benefit one or more other accounts for which investment discretion is exercised.  Conversely, the Fund may be the  primary  beneficiary  of  services  received  as a result  of  portfolio transactions effected for other accounts.  The Adviser's fee under the Advisory

Agreement is not reduced by reason of the Adviser's receiving such brokerage and research services.

         Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the kind made by the Fund may also be made by those other accounts. When the Fund and one or more accounts  managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner  believed by the Adviser to be equitable.  In some cases, this  procedure may  adversely  affect the price paid or received by the

Fund or the size of the position obtained for or disposed of by the Fund.

CAPITAL STOCK AND OTHER SECURITIES

         See "General Information" in the Fund's prospectus.

PURCHASE, REDEMPTION AND

PRICING OF SECURITIES BEING OFFERED

         The information pertaining to the purchase and redemption of the Fund's shares appearing in the Prospectus  under the captions "How To Purchase Shares"

and "How To Redeem Shares" is hereby incorporated by reference.

DETERMINATION OF NET ASSET VALUE

         The information pertaining  to the  determination  of net asset value appearing in the Prospectus  under the caption "How to Purchase  Shares -- Price of Shares" is hereby incorporated by reference.

TAXATION OF THE FUND

         The Fund will be treated as a separate entity for federal income tax purposes. The Fund's policy is to distribute at least annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal  Revenue Service and to distribute  annually,  after the end of the calendar year,  any remaining net  investment  income and net realized  capital gains.  Unless a shareholder elects otherwise,  dividends  and capital  gains

distributions  are  paid  in  additional   shares  that  are  credited  to  the

shareholder's account with the Fund.

         The Fund intends  to  qualify  each  year as a  "regulated  investment company"  under the  Internal  Revenue Code of 1986,  as amended  (the  "Code").

Qualification as a regulated investment company will result in the Fund's paying

no  taxes  on  net  income  and  net  realized  capital  gains   distributed  to

shareholders.  To qualify for this treatment the Fund must derive at least 90%

of its gross income from dividends,  interest,  and gains from the sale or other disposition  of  securities;  derive less than 30% of its gross  income from the sale or other disposition of securities held for fewer than three months; invest in securities within certain limits; and distribute to its shareholders at least

90% of its net taxable income earned in any year.

         Dividends derived  from the  Fund's  net  investment  income,  whether received in additional  shares or in cash,  will be taxable to  shareholders  as ordinary  income,  but a portion may be eligible for the 70% dividends  received deduction available to corporations.

         Distributions of the excess of net  long-term  capital  gain over net short-term capital  loss  are  taxable  to a  shareholder  in the year in which

received (except  as  set  forth  in  the  next   paragraph),   whether  those

distributions  are accepted in cash or in additional  shares,  and regardless of

the length of  time  the   shareholder   has  held  his  Fund  shares.   These

distributions, like dividends, may also be subject to state and local taxes. In addition to any dividends paid within the calendar  year,  dividends and capital  gain  distributions  declared in  December  and paid the  following

January will be taxable in the year they are declared.

Investors should consider carefully the tax implications of purchasing shares of the Fund just prior to the record date of a dividend or capital  gains distribution.  Although a dividend or distribution paid shortly after shares have been  purchased  is in  effect a return of  investment,  it is  subject  to taxation as described  above,  and a sale at a loss of shares held not more than six months will be long-term capital loss to the extent of any long-term capital gain dividends received within that period.

         Shareholders   must furnish the Fund with  their  correct  Taxpayer

Identification Number to avoid being subject to a 20% federal backup withholding tax on  dividend  distributions.  Investors also must certify on the Account

Application that the stated Tax Identification Number is correct and that the

Investor is not subject to 20% backup withholding for previous under-reporting to the IRS.  Shareholders not subject to income taxation do not have to pay an income tax on the dividend or capital gain distributions.

         Shareholders shall upon demand disclose  to the Fund in writing  such information with respect to direct and indirect  ownership of Shares of the Fund as the Directors of the Fund deem  necessary to comply with the provisions of the

Internal Revenue Code, or to comply with the requirements of any other taxing authority.

         Statements as to the tax status of each shareholder's dividends  and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisers  regarding  specific questions as to

Federal, state or local taxes.

FOCUS SERIESS SERIES

AND NEVADA RIA LLC

CODE OF ETHICS

FOR

PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

I.Covered Officers/Purpose of the Code

This code of ethics (the Code of Ethics) applies to the Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer, or controller of Focus Seriess Series (the “Series”) or persons performing similar functions, regardless of whether individuals are employed by the registrant or by a third party. The Principal Executive Officer and Principal Financial Officer of the Series are referred to in this Code of Ethics as the “Covered Officers”. The names of the Covered Officers are listed in Exhibit A. The Series has adopted this Code of Ethics based on rule 204-1 under the Advisers Act for the purpose of promoting:

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (SEC) and in other public communications made by the Series;

Compliance with applicable laws and governmental rules and regulations;

The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

Accountability for adherence to the Code.

Each Covered Officer is expected to adhere to high standard of business ethics and to be to situations that may rise to apparent as well as actual conflicts of interest.

II. Covered Officers Should Handle actual and Apparent Conflicts of interest Ethically.

Overview

A “conflict of interest” occurs when a Covered officer’s private interest interferes with the interests of, or his or her service to, the Series. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his or her position in the Series.

Certain conflicts of interest, which may arise as a result of the relationships between the Covered Officers and the Series, are subject to conflict of interest provisions in the Investment Company Act of 1940 (“1940 Act”) and the Investment Advisers act of 1940 (“Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Series because of their status as “affiliated persons” of the Series. The compliance programs adopted by the Series and its investment advisor are designed to detect, prevent and/or correct violations of these provisions. This Code of Ethics is not intended to address compliance with these provisions specifically, and does not replace the compliance programs adopted by the Series and its investment advisor.

Conflicts may arise from, or as a result of, the contractual relationship between the Series and its investment advisor, of which the Covered Officers are also officers or employees. As a result, this Code and recognizes that the Covered Officers will, in the normal rules of their duties (whether formally for the Series or for advisor, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Series and its investment advisor. The participation of the Covered Officers in such activities is contemplated by the contractual relationship between the Series and the investment adviser and consistent with the performance by the Covered Officers of their duties as officers of the Series. Accordingly, if participation by the Covered Officers in activities is performed in conformity with the provisions of the 1940 Act and Advisers Act, such activities will be deemed to have been handled ethically.

Other conflicts of interests are covered by this Code of Ethics, even if such conflicts of interest are not subject to provisions in the 1940 Act and/or the Advisers Act. The following list provides examples of the types of conflicts of interest which this Code of Ethics is intended to address. Covered Officers should in mind that the examples set forth in the list are intended to be the illustrative, but not exhaustive. The overarching principle is that the personal interest of Covered Officer should not be placed improperly before the interest of the Series.

Required Standard of Conduct

Under this Code of Ethics, a Covered Officer may not:

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Series whereby the Covered Officer would benefit personally to the detriment of the Series;

cause the Series to take action, or fail to take action, on the individual personal benefit of the Covered Officer rather than the benefit of the Series;

use material nonpublic knowledge of portfolio transactions made or contemplated for the Series to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

This Code of Ethics recognizes that there may be situations which pose potential conflicts of interest that will be discussed with the Series counsel in order to determine whether these situations pose a material risk of causing detriment to the Series. Examples of such situations include:

Service as director on the board of any public or private company;

The receipt of any gifts or gratuities from any company with which the Series has current or prospective business dealings (which are not “nominal” gifts or gratuities), to the extent the situation is not addressed by the Series 17-j-1 Code of Ethics or the investment adviser’s Code of Ethics;

The receipt of any entertainment from any company with which the Series have current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise:

Any question of impropriety, to the extent the situation is not addressed by the Series’s 17j-1 Code of Ethics or the investment adviser’s Code of Ethics;

Any ownership interest in, or any consulting or employment relationship with, any of the Series’s service providers, other than the investment adviser, principal underwriter, administrator or any affiliated person thereof; and

A direct or indirect financial interest in commissions, transaction charges or spreads paid by the Series for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III

Disclosure and Compliance

This Code of Ethics requires that Covered Officers conduct their duties according to high standards of conduct and diligence. Accordingly,

Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Series.

Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Series to others, whether within or outside the Series, including the Series’s directors auditors, and to governmental regulators and self-regulatory organizations.

Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Series and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Series file with, or submit to, the SEC and in other public communications made by the Seriess;

Each Covered Officer should comply with his or her obligations under the Series’s

Disclosure Controls and Procedures and certification requirements relating to the reports on Form N-CSR (certified shareholder reports) and on Form N-Q (quarterly schedule of portfolio holdings) that the Series is required to file; and

It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.

Reporting and Accountability

This Code of Ethics requires that Covered Officers be knowledgeable and accountable. Accordingly, each Covered Officer shall

Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read and understands the Code;

Annually thereafter affirm to the Board that he has complied with the requirements of the Code;

Not retaliate against any other Covered Officer or any employee of the Series or their affiliated persons for reports of potential violations that are made in good faith; and

Notify the Board of Directors promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

With respect to specific situations and/or issues arising under this Code of Ethics, Covered Officers shall consult with Series’s counsel who shall have the authority to interpret this Code in any particular situation. Any approvals or waivers* sought by the Covered Officers must be considered by Series’s counsel.

(*Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provisions of the Code of Ethics” and “implicit waiver”, which must also be disclosed, as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the Code of Ethics that has been known to an executive officer” of the registrant.)

Series’s counsel is authorized to take, and will take, all appropriate action to investigate any potential violations reported to it.

If, after such investigation, Series’s counsel believes that no violation has occurred, Series’s counsel is not required to take any further action;

If Series’s counsel determines that a violation has occurred, counsel will inform and make a recommendation to the full Board, which will consider appropriate action, which may include (i)review of, and appropriate modifications to, applicable policies and procedures; (ii)notification to appropriate personnel of the investment adviser or its board; or (iii)a recommendation to dismiss the Covered Officer; and

Any changes to or waivers of this Code of Ethics will, to the extent required, be disclosed as provided by SEC rules.

V.

Other Policies and Procedures

This Code of Ethics shall be the sole code of ethics adopted by the Series for purposes of complying with Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedure of the Series, the Series’s adviser, principal underwriter, or other service providers govern or purport the behavior or activities of the Covered Officers who are subject to this Code of Ethics, they are hereby superseded by this Code of Ethics to the extent that they overlap or conflict with provisions of this Code of Ethics. It is expressly understood that the written codes of ethics adopted by the Series, its investment adviser and principal underwriter under Rule 17j-1 under the 1940 Act, and any other codes of conduct applicable to such entities, are separate requirements applying to the Covered Officers and others, and are not part of this Code of Ethics.

VI

Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board of Directors of the Series.

VII

Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Series’s counsel and the Board of Directors of the Series (and to counsel to the Board of Directors if different from Series’s counsel) where such reports or records pertain to a Covered Officer of such Series.

VIII.

Internal Use

This Code is intended solely for the internal use by the Series and does not constitute an admission, by or on behalf of any Series, as to any fact, circumstance, or legal conclusion.

VIII

Personal Trading Procedures

The Access Person may place a buy or sell order in a security for personal/immediate family accounts only after a buy or sell order in the same security is filled.

The Access Person shall keep duplicate brokerage account statements of personal/immediate family accounts.

The Access Person shall report quarterly all the personal/immediate family transactions every quarter, no later than 30 days after the end of each quarter.

The Access Person shall report his personal/family securities holdings at the time the person becomes an access person and then annually.

If the Series has only one Access Person the reporting requirement is exempt but the advisory firm shall maintain records of the holdings and transaction as per rule 204A-1.

Adopted on this 2nd day of June, 2015.

Rajendra Prasad

EXHIBIT A

LIST OF COVERED OFFICERS

Rajendra Prasad will be the only Access Person who will perform portfolio management for Nevada RIA LLC. He is the Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer and Compliance Officer.

.

PART C

OTHER INFORMATION

Item 24           Financial Statements and Exhibits.

                  (a)      Financial Statements:

                           The  Financial  Statements  filed  as  part  of  this

                           Registration Statement are as follows:

                           Statement   of   Assets   and   Liabilities   as   of

                           ___________,    2015,   together   with   Report   of

                           Independent   Certified  Public   Accountants   dated

                           ___________, 2015.

(b)      Exhibits:

                           Exhibit

                           Number           Description

                           1               Registrant's Agreement and

                                            Declaration of Focus Funds Series Inc dated

                                            June 2nd, 2015.

                           2                Registrant's By-Laws.

                           3                None.

                           4                None.

                           5                Investment Advisory and

                                            Administration Agreement.

                           7                None.

                           8                Custody Agreement.*

                           9(a)             Administration Agreement.

                           9(b)             Accounting Services Agreement.

                           10               Opinion and consent.*

                           11               Consent of Independent Auditors.*

                           12               None.

                           13             Subscription Agreement between

                                            the Focus Funds Series Inc and the Adviser *

                                       C-1

Financial Data Schedule.*

*To be filed by Amendment.

Item 25.          Persons Controlled by or Under Common Control with Registrant.

                  The Fund and the  Adviser  may be  deemed  to be under  common control of Rajendra  Prasad,  the President of the Fund and the

                  President and controlling shareholder of the Adviser.

Item 26.          Number of Holders of Securities.

                  As of the date of this Registration  Statement,  there was one record holder of the Fund's Shares.

Item 27.          Indemnification.

                  Reference is made to Article IV of the Registrant's  Agreement and  Declaration of Corporation filed as Exhibit 1. The  application of these  provisions is limited by the following  undertaking set  forth in the  rules  promulgated  by the  Securities  and

                  Exchange Commission:

                           Insofar as  indemnification  for liabilities  arising

                           under the  Securities Act of 1933 may be permitted to

                           directors,  officers  and  controlling  persons of the

                           registrant pursuant to the foregoing  provisions,  or

                           otherwise,  the  registrant  has been advised that in

                           the opinion of the Securities and Exchange Commission

                           such  indemnification  is  against  public  policy as

                           expressed  in such Act and is,  therefore,  unenforce

                           able.  In the event that a claim for  indemnification

                           against such  liabilities  (other than the payment by

                           the  registrant  of  expenses  incurred  or paid by a

                           director,   officer  or  controlling   person  of  the

                           registrant in the  successful  defense of any action,

                           suit or  proceeding)  is  asserted  by such  director,

                           officer or controlling  person in connection with the

                           securities  being  registered,  the registrant  will,

                           unless in the  opinion of its  counsel the matter has

                           been settled by  controlling  precedent,  submit to a

                           court  of  appropriate   jurisdiction   the  question

                           whether such  indemnification by it is against public

                           policy as  expressed in such Act and will be governed

                           by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser.

                  Reference  is made to the section in the  Prospectus  entitled

                  "Investment Management".

                                       C-2

Item 29.          Principal Underwriters.

                  Not applicable.

Item 30.          Location of Accounts and Records.

                  All accounts, books and documents required to be maintained by the  Registrant  pursuant to Section  31(a) of the  Investment

                  Company Act of 1940 and Rules 31a-1 through  31a-3  thereunder are  maintained  at the  office  of  the  Registrant  and  the

      Transfer Agent at 8000 Town Centre Drive, Suite 400, Cleveland,

      Ohio 44147, except that all records

                  relating  to  the  activities  of  the  Fund's  Custodian  are maintained at the office of the  Custodian, Huntington National Bank,

   7 Easton Oval – EA4E95, Columbus, OH 43219.

Item 31.          Management Services.

                  Not applicable.

Item 32.          Undertakings.

                  The  Registrant  undertakes  (1)  to  furnish  a  copy  of the

                  Registrant's  latest annual  report,  upon request and without charge, to every person to whom a Prospectus is delivered, (2)

                  to file a post-effective  amendment,  using reasonably current financial statements which need not be certified, without four

                  to  six  months  from  the  effective  date  of   Registrant's

                  Registration  Statement  under the Securities Act of 1933, and

                  (3) to call a  meeting  of  shareholders  for the  purpose  of voting  upon the  question of removal of a director or directors when requesting in writing to do so by the holders of at least

                  10% of  the  Registrant's  outstanding  shares  of  beneficial interest  and in  connection  with such meeting to comply with the provisions of Section 16(c) of the Investment  Company Act of 1940 relating to shareholder communications.

                                       C-3

                                   SIGNATURES

         Pursuant  to the  requirements  of the  Securities  Act of 1933 and the

Investment Company Act of 1940, the Registrant has duly caused this Registration

Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of Las Vegas,  State of Nevada,  on the 2nd of June, 2015.

                                         Focus Funds Series Inc

                                          By:      /s/ Rajendra Prasad

                                                       Rajendra Prasad, President

         Pursuant  to the  requirements  of the  Securities  Act of  1933,  this

Amendment  to  Registration  Statement  has been signed  below by the  following persons in the capacities and on the dates indicated.

     Signature                Title                                  Date

/s/ Rajendra Prasad           President, Treasurer and Director  2nd June, 2015

Rajendra Prasad               (Principal Executive Officer,

                              Financial Officer and Accounting

                              Officer)

/s/ Manu Hinduja            Director                           2nd June, 2015

Manu Hinduja

/s/ Jay M. Patel               Director                            2nd June, 2015

 Jay M. Patel

/s/ Richard Saxton

Richard Saxton               Director                             2nd June, 2015

C-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 -

FOCUS FUNDS SERIES

C-5

EXHIBIT NO. 1

Focus Funds Series Inc

AGREEMENT AND

DECLARATION OF FOCUS FUNDS SERIES

         This AGREEMENT AND  DECLARATION OF FOCUS FUNDS SERIES is made on June 2, 2015 by

Rajendra Prasad (together with all other persons from time to time duly elected,

qualified and serving as Directors in accordance  with the  provisions of Article

II hereof, the "Directors");

         NOW,  THEREFORE,  the  Directors  declare  that all money  and  property contributed  to the Focus Funds Series  shall be held and  managed in Focus Funds Series  pursuant to this

Agreement and Declaration of Focus Funds Series.

                                    ARTICLE I

                              NAME AND DEFINITIONS

         Section 1.        Name. The name of the Series created by this Agreement

and Declaration of Series is “Focus Funds Series."

         Section 2.        Definitions. Unless otherwise provided or required by

the context:

                  (a) "Administrator"  means the party, other than the Focus Funds Series, to the contract described in Article III, Section 3 hereof.

                  (b)  "By-laws"  means the By-laws of the Focus Funds Series  adopted by the

         Directors,  as amended from time to time,  which  By-laws are  expressly herein incorporated by reference as part of the "governing  instrument"

         within the meaning of the Nevada Act.

                  (c) "Class" means the class of Shares of a Series  established pursuant to Article V.

                  (d)   "Commission,"   "Interested   Person"   and   "Principal

         Underwriter" have the meanings provided in the 1940 Act. Except as such term may be otherwise  defined by the Directors in conjunction  with the establishment of any Series of Shares,  the term "vote of a majority of the  Shares  outstanding  and  entitled  to vote"  shall  have the same meaning  as is  assigned  to  the  term  "vote  of a  majority  of  the outstanding voting securities" in the 1940 Act.

                  (e) "Covered  Person" means a person so defined in Article IV,

Section 2.

                  (f) "Custodian"  means any Person other than the Focus Funds Series who has custody of any Focus Funds Series  Property as required by Section 17(f) of the 1940

         Act,  but does  not  include  a  system  for the  central  handling  of securities described in said Section 17(f).

                  (g) "Declaration" shall mean this Agreement and Declaration of

         Focus Funds Series,  as amended or  restated  from time to time.  Reference  in this

         Declaration  of  Focus Funds Series  to  "Declaration,"   "hereof,"   "herein,"  and

         "hereunder"  shall be deemed to refer to this  Declaration  rather than exclusively to the article or section in which such words appear.

                  (h)  "Nevada  Act"  means Nevada Code  entitled  "Treatment  of Nevada  Business                                      Focus Funds Series, Inc" as amended from time to time.

                  (i)  "Distributor"  means the party,  other than the Focus Funds Series, to the contract described in Article III, Section 1 hereof.

                  (j) "His" shall  include the feminine  and neuter,  as well as the masculine, genders.

                  (k)  "Investment  Adviser"  means the  party,  other  than the

         Focus Funds Series, to the contract described in Article III, Section 2 hereof.

                  (l) "Net Asset Value" means the net asset value of each Series of the Focus Funds Series, determined as provided in Article VI, Section 3.

                  (m)  "Person"  means and includes  individuals,  corporations,

         partnerships,  Focus Funds Series, associations,  joint ventures, estates and other entities,  and  governments  and agencies and  political  subdivisions,

         thereof, whether domestic or foreign.

                  (n) "Series" means a series of Shares established  pursuant to

Article V.

                  (o)  "Shareholder" means a record owner of Outstanding Shares;

                  (p) "Shares" means the equal proportionate  transferable units of interest into which the beneficial  interest of each Fund or Class is divided from time to time  (including  whole Shares and fractions of

         Shares).  "Outstanding  Shares"  means Shares shown in the books of the

         Focus Funds Series or its transfer  agent as then issued and  outstanding,  but does not include Shares which have been repurchased or redeemed by the Focus Funds Series and which are held in the treasury of the Focus Funds Series.

                  (q) "Transfer Agent" means any Person other than the Focus Funds Series who maintains  the  Shareholder  records of the Focus Funds Series,  such as the list of

         Shareholders,  the number of Shares  credited to each account,  and the like.

                  (r) "Focus Funds Series" meansFocus Funds Series Inc established  hereby, and reference to the Focus Funds Series,  when applicable to one or more Series,  refers to that Series.

                  (s)   "Directors"   means  the  person  who  has  signed   this

         Declaration  of  Focus Funds Series,  so long as he  shall  continue  in  office  in accordance  with the terms  hereof,  and all other persons who may from time to time be duly  qualified  and serving as Directors in  accordance with  Article  II,  in  all  cases  in  their  capacities  as  Directors hereunder.

                  (t)  "Focus Funds Series  Property"  means  any and all  property,  real or personal, tangible or intangible,  which is owned or held by or for the

         Focus Funds Series or any  Series  or the  Directors  on  behalf  of the Focus Funds Series or any

         Series.

                  (u) The "1940 Act" means the  Investment  Company Act of 1940,

         as amended from time to time.

                                   ARTICLE II

                                  THE DIRECTORS

         Section 1.  Management  of the Focus Funds Series.  The  business and affairs of the

Focus Funds Series shall be managed by or under the direction of the Directors, and they shall have all powers  necessary or desirable  to carry out that  responsibility.  The

Directors may execute all  instruments and take all action they deem necessary or desirable to promote the interests of the Focus Funds Series. Any  determination  made by the

Directors  in good  faith as to what is in the  interests  of the Focus Funds Series  shall be conclusive.  In construing the provisions of this  Declaration,  the presumption shall be in favor of a grant of power to the Directors.

         Section  2.  Powers.  The  Directors  in  all  instances  shall  act  as principals,  free of the control of the  Shareholders.  The Directors  shall have full  power and  authority  to take or  refrain  from  taking  any action and to execute any  contracts  and  instruments  that they may  consider  necessary  or desirable in the  management of the Focus Funds Series.  The Directors shall not in any way be bound or  limited  by current  or future  laws or  customs  applicable  to Focus Funds Series investments,  but shall have full power and  authority  to make any  investments which they, in their sole discretion,  deem proper to accomplish the purposes of the Focus Funds Series. The Directors may exercise all of their powers without recourse to any court or other authority.  Subject to any applicable limitation herein or in the

By-laws  or  resolutions  of the  Focus Funds Series,  the  Directors  shall  have  power  and authority, without limitation:

                  (a) To operate as and carry on the  business of an  investment company,  and exercise all the powers  necessary and appropriate to the conduct of such operations.

                  (b) To invest in, hold for  investment,  or reinvest in, cash;

         securities,   including  common,   preferred  and  preference   stocks;

         warrants;    subscription   rights;    profit-sharing    interests   or

         participations  and all  other  contracts  for or  evidence  of  equity interests; bonds, debentures, bills, time notes and all other evidences of indebtedness;  negotiable or non-negotiable instruments;  government securities,  including  securities of any state,  municipality or other

         political    subdivision    thereof,    or    any    governmental    or

         quasi-governmental   agency  or   instrumentality;   and  money  market

         instruments  including  bank  certificates  of deposit,  finance paper,

         commercial  paper,  bankers'  acceptances  and all kinds of  repurchase agreements, of any corporation,  company, Focus Funds Series,  association,  firm or other business  organization however  established,  and of any country,

         state, municipality or other political subdivision, or any governmental or quasi-governmental agency or instrumentality; or any other security,

         property or instrument in which the Focus Funds Series or any of its Series shall be authorized to invest.

                  (c) To acquire (by purchase,  subscription  or otherwise),  to hold,  to trade in and deal in, to  acquire  any  rights or  options to purchase  or sell,  to sell or  otherwise  dispose  of,  to lend and to pledge  any such  securities,  to  enter  into  repurchase  agreements,

         reverse repurchase  agreements,  firm commitment agreements and forward foreign currency  exchange  contracts,  to purchase and sell options on securities,  securities  indices,  currency and other financial assets,

         futures  contracts and options on futures contracts of all descriptions and to engage in all types of hedging and risk-management transactions.

                  (d) To exercise all rights, powers and privileges of ownership or interest in all securities and repurchase agreements included in the

         Focus Funds Series  Property,  including the right to vote thereon and otherwise act with  respect  thereto  and  to  do  all  acts  for  the  preservation,

         protection, improvement and enhancement in value of all such securities and repurchase agreements.

                  (e) To acquire (by purchase,  lease or otherwise) and to hold,

         use,  maintain,  develop  and  dispose  of (by sale or  otherwise)  any property, real or personal, including cash or foreign currency, and any interest therein.

                  (f) To borrow money or other property in the name of the Focus Funds Series exclusively  for Focus Funds Series purposes and in this  connection  issue notes or other  evidence of  indebtedness;  to secure  borrowings by mortgaging,

         pledging or otherwise subjecting as security the Focus Funds Series Property; and to endorse,  guarantee,  or undertake the performance of any obligation or engagement of any other Person and to lend Focus Funds Series Property.

                  (g) To aid by further  investment  any  corporation,  company,

         Focus Funds Series,  association  or firm, any obligation of or interest in which is included in the Focus Funds Series  Property or in the affairs of which the Directors have any  direct  or  indirect  interest;  to do all  acts  and  things designed  to  protect,  preserve,  improve or enhance the value of such obligation or interest; and to guarantee or become surety on any or all

         of  the  contracts,   stocks,   bonds,  notes,   debentures  and  other

         obligations of any such  corporation,  company,  Focus Funds Series,  association or firm.

                  (h) To adopt By-laws not  inconsistent  with this  Declaration providing for the conduct of the business of the Focus Funds Series and to amend and

         repeal  them  to  the  extent  such  right  is  not   reserved  to  the

         Shareholders.

                  (i)  To  elect  and  remove  such  officers  and  appoint  and terminate such agents as they deem appropriate.

                  (j) To employ as custodian of any assets of the Focus Funds Series, subject to any provisions  herein or in the By-laws,  one or more banks,  Focus Funds Series companies  or  companies  that are  members  of a  national  securities exchange,  or other  entities  permitted by the  Commission to serve as such.

                  (k) To retain  one or more  transfer  agents  and  shareholder servicing agents, or both.

                  (l) To provide for the distribution of Shares either through a

         Principal  Underwriter  as provided  herein or by the Focus Funds Series itself,  or both, or pursuant to a distribution plan of any kind.

                  (m) To set record  dates in the manner  provided for herein or in the By-laws.

                  (n) To delegate such  authority as they consider  desirable to any  officers  of the Focus Funds Series and to any agent,  independent  contractor,

         manager, investment adviser, custodian or underwriter.

                  (o) To hold any  security or other  property (i) in a form not indicating any Focus Funds Series,  whether in bearer,  book entry,  unregistered or other  negotiable  form, or (ii) either in the Focus Funds Series's or Directors' own name or in the name of a custodian or a nominee or nominees, subject to safeguards  according  to the  usual  practice  of  business  Focus Funds Series or investment companies.

                  (p) To establish  separate and distinct Series with separately defined  investment  objectives  and policies  and distinct  investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes,  all in accordance with the provisions of Article V.

                  (q) To the  full  extent  permitted  by the

         Nevada Act, to allocate assets, liabilities and expenses of the Focus Funds Series to a  particular  Series and  assets,  liabilities  and  expenses  to a particular  Class or to apportion the same between or among two or more

         Funds or Classes,  provided that any liabilities or expenses  incurred by a  particular  Fund or Class  shall be  payable  solely out of the assets  belonging to that Fund or Class as provided for in Article V,

         Section 4.

                  (r)  To  consent  to  or  participate  in  any  plan  for  the reorganization,  consolidation  or merger of any corporation or concern whose  securities  are held by the Focus Funds Series;  to consent to any  contract,

         lease,  mortgage,  purchase, or sale of property by such corporation or concern; and to pay calls or subscriptions with respect to any security held in the Focus Funds Series.

                  (s) To compromise,  arbitrate,  or otherwise  adjust claims in favor of or against the Focus Funds Series or any matter in  controversy  including,

         but not limited to, claims for taxes.

                  (t) To make distributions of income, capital gains, returns of capital (if any) and redemption  proceeds to Shareholders in the manner hereinafter provided for.

                  (u) To  establish  committees  for such  purposes,  with  such membership, and with such responsibilities as the Directors may consider proper,  including  a  committee  consisting  of fewer  than all of the

         Directors  then in office,  which may act for and bind the  Directors and the Focus Funds Series with  respect  to the  institution,  prosecution,  dismissal,

         settlement,  review  or  investigation  of any  legal  action,  suit or proceeding, pending or threatened.

                  (v)  To  issue,  sell,  repurchase,  redeem,  cancel,  retire,

         acquire,  hold,  resell,  reissue,  dispose  of and  otherwise  deal in

         Shares; to establish terms and conditions regarding the issuance, sale,

         repurchase, redemption, cancellation, retirement, acquisition, holding,

         resale,  reissuance,  disposition of or dealing in Shares; and, subject to  Articles  V and VI,  to apply to any such  repurchase,  redemption,

         retirement, cancellation or acquisition of Shares any funds or property of the Focus Funds Series or of the  particular  Series with  respect to which such Shares are issued.

                  (w) To invest  part or all of the Focus Funds Series  Property  (or part or all of the assets of any  Series),  or to dispose of part or all of the

         Focus Funds Series  Property (or part or all of the assets of any Series) and invest the proceeds of such  disposition,  in securities issued by one or more other  investment  companies  registered under the 1940 Act all without any requirement of approval by Shareholders.  Any such other investment company  may (but  need not) be a Focus Funds Series  (formed  under the laws of the

         State of  Nevada  or of any other  state)  which is  classified  as a partnership for federal income tax purposes.

                  (x) To carry  on any  other  business  in  connection  with or incidental to any of the foregoing powers,  to do everything  necessary or  desirable  to  accomplish  any  purpose  or to  further  any of the foregoing  powers,  and to take every other  action  incidental  to the foregoing business or purposes, objects or powers.

                  (y) To sell or exchange any or all of the assets of the Focus Funds Series,

         subject to Article IX, Section 4.

                  (z) To enter  into  joint  ventures,  partnerships  and  other combinations and associations.

                  (aa) To join with other  security  holders in acting through a committee,  depositary,  voting  director  or  otherwise,  and  in  that connection  to deposit any security  with, or transfer any security to,

         any such committee, depositary or director, and to delegate to them such power and authority  with  relation to any security  (whether or not so deposited or  transferred)  as the Directors  shall deem proper,  and to agree to pay, and to pay, such portion of the expenses and compensation of such  Committee,  depositary  or director as the Directors  shall deem proper;

                  (bb) To purchase and pay for  entirely  out of Focus Funds Series  Property such insurance as the Directors may deem  necessary or  appropriate  for the conduct of the business,  including, without limitation,  insurance policies  insuring the assets of the Focus Funds Series or payment of  distributions and principal on its portfolio investments,  and, subject to applicable law and any restrictions set forth in the By-laws,  insurance  policies insuring  the  Shareholders,  Directors,  officers,  employees,  agents,

         investment advisers, Principal Underwriters, or independent contractors of the Focus Funds Series, individually, against all claims and liabilities of every nature arising by reason of holding  Shares,  holding,  being or having held any such office or position, or by reason of any action alleged to have been  taken or  omitted by any such  Person as  Director,  officer,

         employee,   agent,  investment  adviser,   Principal  underwriter,   or

         independent contractor,  including any action taken or omitted that may be determined to constitute negligence,  whether or not the Focus Funds Series would have the power to indemnify such Person against liability;

                  (cc)   To   adopt,    establish   and   carry   out   pension,

         profit-sharing,  share bonus, share purchase, savings, thrift and other retirement,  incentive  and  benefit  plans  and Focus Funds Series, including  the purchasing  of life  insurance  and  annuity  contracts  as a means  of providing  such  retirement and other  benefits,  for any or all of the

         Directors, officers, employees and agents of the Focus Funds Series;

                  (dd)     To enter into contracts of any kind and description;

                  (ee)     To interpret  the  investment  policies, practices or

         limitations of any Fund or Class; and

                  (ff)     To guarantee indebtedness and contractual obligations

         of others.

         The clauses  above shall be  construed  as objects and powers,  and the enumeration of specific  powers shall not limit in any way the general powers of the  Directors.  Any action by one or more of the  Directors in their  capacity as such  hereunder  shall  be  deemed  an  action  on  behalf  of the  Focus Funds Series or the applicable Series, and not an action in an individual  capacity.  No one dealing with the Directors shall be under any  obligation to make any inquiry  concerning the authority of the Directors, or to see to the application of any payments made or property  transferred to the Directors or upon their order. In construing this

Declaration,  the  presumption  shall  be in  favor  of a grant  of power to the

Directors.

         Section 3. Certain  Transactions.  Except as  prohibited  by applicable law, the Directors may, on behalf of the Focus Funds Series,  buy any securities  from or sell any securities to, or lend any assets of the Focus Funds Series to, any Director or officer of the Focus Funds Series or any firm of which any such Director or officer is a member acting as principal, or have any such dealings with any investment adviser, administrator,

distributor  or transfer  agent for the Focus Funds Series or with any  Interested  Person of such person. The Focus Funds Series may employ any such person or entity in which such person is an  Interested  Person,  as  broker,  legal  counsel,  registrar,  investment adviser, administrator,  distributor, transfer agent, dividend disbursing agent,

custodian or in any other capacity upon customary terms.

         Section 4.  Initial  Directors;  Election  and Number of  Directors.  The

initial  Director shall be the person  initially  signing this  Declaration.  The number of Directors (other than the initial  Director) shall be fixed from time to time by a majority of the Directors;  provided,  that there shall be at least one

(1) Director and no more than  fifteen  (15).  The  Shareholders  shall elect the

Directors (other than the initial  Director) on such dates as the Directors may fix from time to time.

         Section 5. Term of Office of Directors.  Each Director  shall hold office for life or until his successor is elected or the Focus Funds Series terminates;  except that

(a) any Director may resign by delivering  to the other  Directors or to any Focus Funds Series officer a written  resignation  effective  upon such  delivery  or a later  date specified  therein;  (b) any Director may be removed with or without cause at any time by a written instrument signed by at least a majority of the then Directors,

specifying  the  effective  date of removal;  (c) any Director who requests to be retired,  or who is  declared  bankrupt  or has become  physically  or  mentally incapacitated  or is  otherwise  unable to serve,  may be  retired  by a written instrument signed by a majority of the other Directors,  specifying the effective date of  retirement;  and (d) any  Director  may be removed at any meeting of the

Shareholders by a vote of at least two-thirds of the Outstanding Shares.

         Section 6. Vacancies; Appointment of Directors. Whenever a vacancy shall exist in the Board of Directors,  regardless of the reason for such vacancy,  the remaining  Directors  shall  appoint any person as they  determine  in their sole discretion to fill that vacancy,  consistent with the limitations under the 1940

Act. Such appointment shall be made by a written instrument signed by a majority of the Directors or by a resolution of the Directors, duly adopted and recorded in the records of the Focus Funds Series, specifying the effective date of the appointment.  The

Directors  may  appoint a new  Director as  provided  above in  anticipation  of a vacancy expected to occur because of the retirement, resignation or removal of a

Director,  or an increase in number of Directors,  provided that such  appointment shall become effective only at or after the expected vacancy occurs.  As soon as any such Director has accepted his appointment in writing, the Focus Funds Series estate shall vest in the new Director,  together  with the  continuing  Directors,  without any further  act or  conveyance,  and he shall be  deemed a Director  hereunder.  The

Directors'  power of  appointment  is subject  to Section  16(a) of the 1940 Act.

Whenever a vacancy in the number of Directors shall occur,  until such vacancy is filled as provided in this  Article II, the  Directors in office,  regardless  of their  number,  shall have all the  powers  granted  to the  Directors  and shall discharge  all the duties  imposed  upon the  Directors by the  Declaration.  The death, declination to serve, resignation,  retirement,  removal or incapacity of one or more Directors, or all of them, shall not operate to annul the Focus Funds Series or to revoke any existing agency created  pursuant to the terms of this Declaration of

Focus Funds Series.

         Section  7.  Temporary  Vacancy or  Absence.  Whenever a vacancy in the

Board of  Directors  shall  occur,  until such  vacancy  is filled,  or while any

Director is absent from his domicile  (unless that Director has made  arrangements to be informed  about,  and to  participate  in, the affairs of the Focus Funds Series during such  absence),  or is  physically  or  mentally  incapacitated,  the  remaining

Directors  shall have all the powers  hereunder and their  certificate as to such vacancy,  absence, or incapacity shall be conclusive.  Any Director may, by power of attorney,  delegate his powers as Director for a period not  exceeding six (6)

months at any one time to any other Director or Directors.

         Section 8. President.  The Directors shall appoint one of their number to be President of the Board of Directors. The President shall preside at all meetings of the Directors,  shall be responsible for the execution of policies established by the  Directors  and the  administration  of the  Focus Funds Series,  and may be the  chief executive, financial and/or accounting officer of the Focus Funds Series.

         Section 9. Action by the Directors.  The Directors  shall act by majority vote at a meeting duly called at which a quorum is present,  including a meeting held by  conference  telephone,  teleconference  or  other  electronic  media or communication  equipment  by means of which  all  persons  participating  in the meeting can communicate  with each other; or by written consent of a majority of

Directors (or such greater number as may be required by applicable law) without a meeting.  A majority of the Directors  shall  constitute a quorum at any meeting.

Meetings of the Directors may be called  orally or in writing by the President or by any one of the Directors.  Notice of the time, date and place of all Directors'

meetings  shall be given to each Director as set forth in the By-laws;  provided,

however,  that no notice is  required  if the  Directors  provide  for regular or stated meetings. Notice need not be given to any Director who attends the meeting without  objecting to the lack of notice or who signs a waiver of notice  either before or after the meeting.  The Directors by majority  vote may delegate to any

Director or Directors or committee authority to approve particular matters or take particular  actions on behalf of the Focus Funds Series. Any written consent or waiver may be provided and  delivered to the Focus Funds Series by  facsimile or other  similar  electronic mechanism.

         Section 10.  Ownership of Focus Funds Series  Property.  The Focus Funds Series Equity Cash Fund is  Property of the Focus Funds Series and of each Fund shall be held separate and apart from any assets now or hereafter held in any capacity  other than as Director  hereunder by the Directors or any successor Directors. Legal title in and beneficial ownership of all of the assets of the Focus Funds Series  shall at all times be  considered  as vested in the  Focus Funds Series, except that the  Directors may cause legal title in and  beneficial  ownership of any Focus Funds Series  Property to be held by, or in the name of one or more of the Directors acting for and on behalf of the  Focus Funds Series,  or in the name of any person as nominee acting for and on behalf of the Focus Funds Series. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Focus Funds Series or of any Series or any right of partition or possession  thereof,  but each Shareholder  shall have, as provided in Article V, a  proportionate  undivided  beneficial  interest in the

Focus Funds Series Equity Cash Fund or Class thereof represented by Shares.  The Shares shall bepersonal property giving only the rights  specifically  set forth in this Focus Funds Series

Instrument.  The Focus Funds Series, or at the determination of the Directors one or more of the Directors or a nominee acting for and on behalf of the Focus Funds Series, shall be deemed to hold legal title and beneficial  ownership of any income earned on securities of the Focus Funds Series  issued by any business  entities  formed,  organized,  or existing under the laws of any  jurisdiction,  including the laws of any foreign country.

Upon the resignation or removal of a Director, or his otherwise ceasing to be a

Director, he shall execute and deliver such documents as the remaining Directors shall require  for the  purpose  of  conveying  to the  Focus Funds Series or the  remaining

Directors any Focus Funds Series Property  held in the  name of the  resigning  or  removed

Director.  Upon the incapacity or death of any Director, his legal representative shall execute and deliver on his behalf such documents as the remaining Directors shall require as provided in the preceding sentence.

         Section 11.  Effect of Directors Not Serving.  The death, resignation,

retirement,  removal,  incapacity  or  inability  or  refusal  to  serve  of the

Directors,  or any one of them, shall not operate to annul the Focus Funds Series or to revoke any existing agency created pursuant to the terms of this Declaration.

         Section 12. Directors, etc. as Shareholders. Subject to any restrictions in the By-laws,  any Director,  officer,  agent or independent  contractor of the

Focus Funds Series may acquire, own and dispose of Shares to the same extent as any other

Shareholder; the Directors may issue and sell Shares to and buy Shares from any such person or any firm or company in which such person is  interested,  subject only to any general limitations herein.

         Section 13. Series Directors.  In connection with the establishment of one or more Funds or Classes,  the Directors  establishing  such Fund or Class may appoint, to the extent permitted by the Nevada Act, separate Directors with respect to such Funds or Classes (the "Series Directors").  Series Directors may,

but are not  required  to, serve as Directors of the Focus Funds Series Equity Cash Fund or

Class of the Focus Funds Series.  The Series Directors  shall have,  to the  exclusion of any other Director of the Focus Funds Series, all the powers and authorities of Directors hereunder with respect to such Fund or Class,  but shall have no power or authority with respect to any other Fund or Class. Any provision of this Declaration relating to election of Directors by Shareholders only shall entitle the Shareholders of a

Fund or Class for which  Series  Directors  have been  appointed  to vote with respect to the  election of such Series  Directors  and the  Shareholders  of any other Fund or Class shall not be entitled to  participate in such vote. In the event that Series Directors are appointed, the Directors initially appointing such

Series Directors shall, without the approval of any Outstanding  Shares,  amend

either the   Declaration   or  the  By-laws  to  provide  for  the   respective

responsibilities of the Directors and the Series  Directors in circumstances where an  action of the  Directors  or Series Directors  affects all Series of the Focus Funds Series or two or more Series  represented  by different Directors.

   ARTICLE III

                        CONTRACTS WITH SERVICE PROVIDERS

         Section 1. Underwriting  Contract. The Directors may in their discretion from time to time enter into an exclusive or non-exclusive distribution contract or  contracts  providing  for the sale of the Shares  whereby the  Directors  may either  agree to sell the Shares to the other  party to the  contract or appoint such other party as their sales agent for the Shares, and in either case on such terms and  conditions,  if any, as may be  prescribed  in the By-laws,  and such further terms and conditions as the Directors may in their  discretion  determine not inconsistent with the provisions of this Article III or of the By-laws;  and such  contract may also provide for the  repurchase  of the Shares by such other party as agent of the Directors.

         Section 2. Advisory or Management  Contract.  The Directors may in their discretion  from time to time  enter  into one or more  investment  advisory  or management  contracts or, if the Directors  establish  multiple Series,  separate investment  advisory or management  contracts with respect to one or more Series whereby  the other party or parties to any such  contracts  shall  undertake  to

furnish   the   Focus Funds Series   or  such   Series   management,   investment   advisory,

administration,  accounting,  legal,  statistical  and research  facilities  and services,  promotional or marketing  activities,  and such other  facilities and services, if any, as the Directors shall from time to time consider desirable and all upon such  terms and  conditions  as the  Directors  may in their  discretion determine.  Notwithstanding any provisions of the Declaration,  the Directors may authorize  the  Investment  Advisers or persons to whom the  Investment  Adviser delegates  certain  or all of  their  duties,  or any of  them,  under  any such contracts (subject to such general or specific  instructions as the Directors may from time to time  adopt) to effect  purchases,  sales,  loans or  exchanges  of portfolio  securities  and  other  investments  of the  Focus Funds Series on  behalf  of the

Directors  or may  authorize  any  officer,  employee  or Director to effect  such purchases,  sales,  loans  or  exchanges  pursuant  to  recommendations  of such

Investment  Advisers,  or any of them  (and all  without  further  action by the

Directors).  Any such  purchases,  sales,  loans and exchanges shall be deemed to have been authorized by all of the Directors.

         Section  3.  Administration   Agreement.  The  Directors  may  in  their

discretion from time to time enter into an  administration  agreement or, if the

Directors   establish  multiple  Funds  or  Classes,   separate   administration

agreements with respect to each Fund or Class, whereby the other party to such agreement  shall  undertake to manage the business  affairs of the Focus Funds Series Equity

Cash Fund or Class  thereof  of the Focus Funds Series  and  furnish  the Focus Funds Series Equity Cash Fund or a Fund or a Class thereof with office facilities, and shall be responsible for the ordinary clerical,  bookkeeping and recordkeeping services at such office facilities, and other facilities and services, if any, and all upon such terms and conditions as the Directors may in their discretion determine.

         Section 4. Service Agreement. The Directors may in their discretion from time to time enter into service agreements with respect to one or more Fundss or

Classes of Shares whereby the  other  parties to such  Service  Agreements  will provide administration and/or support services pursuant to administration  plans and  service  plans, and  all upon such terms and conditions as the Directors  in their discretion may determine.

         Section 5. Transfer  Agent.  The Directors may in their  discretion from time to time enter  into a transfer  agency  and  shareholder  service  contract whereby the other party to such  contract  shall  undertake to furnish  transfer agency and shareholder services to the Focus Funds Series. The contract shall have such terms

and  conditions  as  the  Directors  may  in  their   discretion   determine  not

inconsistent with the Declaration.  Such services may be provided by one or more

Persons.

         Section 6. Custodian.  The Directors may appoint or otherwise engage one or more banks or Focus Funds Series  companies,  each having aggregate  capital,  surplus and undivided  profits  (as  shown in its last  published  report)  of at least  two million dollars ($2,000,000), or any other entity satisfying the requirements of the 1940 Act, to serve as Custodian with authority as its agent,  but subject to such  restrictions,  limitations  and  other  requirements,  if  any,  as may be contained  in the By-laws of the Focus Funds Series.  The  Directors  may also  authorize  the

Custodian to employ one or more sub-custodians, including such foreign banks and securities depositories as meet the requirements of applicable provisions of the

1940 Act, and upon such terms and  conditions  as may be agreed upon between the

Custodian and such  sub-custodian,  to hold  securities  and other assets of the

Focus Funds Series  and to  perform  the acts  and  services  of the  Custodian,  subject  to applicable provisions of law and resolutions adopted by the Directors.

         Section 7.   Affiliations of Directors or Officers, Etc.  The fact that:

                        (i) any of the Shareholders, Directors or officers of the

                  Focus Funds Series  or  any  Series  thereof  is a  shareholder,  director,

                  officer,  partner,  director,  employee,  manager,  adviser  or distributor  of or for any  partnership,  corporation,  Focus Funds Series,

                  association or other  organization  or of or for any parent or affiliate  of any  organization,  with which a contract of the character  described  in this  Article III or for  services as

                  Custodian,  Transfer Agent or disbursing  agent or for related services may have been or may  hereafter be made,  or that any such organization,  or any parent or affiliate  thereof,  is a

                  Shareholder of or has an interest in the Focus Funds Series, or that

                       (ii) any partnership,  corporation, Focus Funds Series, association or other  organization  with  which a contract  of the  character described  in Sections 1, 2, 3 or 4 of this Article III or for services as Custodian,  Transfer Agent or disbursing  agent or for related  services  may have been or may  hereafter be made also  has any one or more of such  contracts  with one or more other  partnerships,  corporations,  Focus Funds Series,  associations  or other organizations, or has other business or interests, shall not affect the validity of any such contract or disqualify any

                  Shareholder,  Director or officer of the Focus Funds Series from voting upon

                  or   executing   the  same  or   create   any   liability   or

                  accountability to the Focus Funds Series or its Shareholders.

                                   ARTICLE IV

                           COMPENSATION, LIMITATION OF

                          LIABILITY AND INDEMNIFICATION

         Section 1.  Compensation.  The  Directors  as such shall be  entitled to reasonable  compensation  from the  Focus Funds Series,  and they may fix the  amount of such compensation.  Nothing  herein  shall in any way prevent the  employment  of any

Director for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Focus Funds Series.

         Section 2.  Limitation of Liability.  All persons  contracting  with or having any claim against the Focus Funds Series or a particular Series shall look only to the assets of all Series or such  particular  Series for payment under such contract or claim; and neither the Directors nor, when acting in such capacity, any of the

Focus Funds Series's officers, employees or agents, whether past, present or future, shall be personally liable therefor.  Every written instrument or obligation on behalf of the Focus Funds Series or any Series shall contain a statement to the foregoing  effect,  but the absence of such  statement  shall not operate to make any Director or officer of the Focus Funds Series liable thereunder. Provided they have exercised reasonable care and have  acted  under the  reasonable  belief  that their  actions  are in the best interest  of the Focus Funds Series,  the  Directors  and  officers  of the Focus Funds Series shall not be responsible  or liable for any act or omission or for neglect or  wrongdoing  of them  or  any  officer,  agent,  employee,  investment  adviser  or  independent contractor of the Focus Funds Series,  but nothing  contained in this  Declaration  or in the

Nevada Act shall protect any Director or officer of the Focus Funds Series against liability to the Focus Funds Series or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Section 3.    Indemnification.   (a)  Subject  to  the  exceptions  and

limitations contained in subsection (b) below:

                        (i) every  person  who is, or has been,  a Director or an

                  officer,  employee  or  agent  of  the  Focus Funds Series  (including  any individual  who serves at its  request as  director,  officer,

                  partner,  director or the like of another organization in which it has any interest as a  shareholder,  creditor or otherwise)

                  ("Covered  Person")  shall be  indemnified by the Focus Funds Series or the appropriate  Series to the  fullest  extent  permitted  by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim,  action,  suit or proceeding  in  which  he  becomes  involved  as  a  party  or otherwise  by virtue  of his  being or  having  been a Covered

                  Person and  against  amounts  paid or  incurred  by him in the settlement thereof; and

                       (ii) as used herein, the words "claim," "action," "suit,"

                  or "proceeding" shall apply to all claims,  actions,  suits or proceedings  (civil,  criminal or other,  including  appeals),

                  actual or threatened, and the words "liability" and "expenses"

                  shall include,  without  limitation,  attorneys' fees,  costs,

                  judgments,  amounts paid in settlement,  fines,  penalties and other liabilities.

                  (b)  No  indemnification  shall  be  provided hereunder  to  a

                  Covered Person:

                        (i) who shall have been  adjudicated  by a court or body

                  before  which the  proceeding  was brought (A) to be liable to

                  the  Focus Funds Series  or  its   Shareholders   by   reason  of   willful

                  misfeasance, bad faith, gross negligence or reckless disregard of the duties  involved in the  conduct of his office,  or (B)

                  not to have acted in good faith in the reasonable  belief that his action was in the best interest of the Focus Funds Series; or

                       (ii) in the event of a settlement,  unless there has been

                  a  determination  that such  Covered  Person did not engage in willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the  settlement;  (B)

                  by at least a  majority  of  those  Directors  who are  neither

                  Interested  Persons of the Focus Funds Series nor are parties to the matter based upon a review of readily  available facts (as opposed to

                  a  full  trial-type  inquiry);   (C)  by  written  opinion  of

                  independent  legal  counsel  based  upon a review  of  readily available facts (as opposed to a full  trial-type  inquiry) or

                  (D) by a vote of a majority of the Outstanding Shares entitled to vote (excluding any  Outstanding  Shares owned of record or beneficially by such individual).

                  (c) The  rights  of  indemnification  herein  provided  may be

         insured  against  by  policies   maintained  by  the  Focus Funds Series,  shall  be

         severable,  shall not be  exclusive  of or affect  any other  rights to which any Covered  Person may now or hereafter  be entitled,  and shall inure to the benefit of the heirs,  executors and  administrators  of a

         Covered Person.

                  (d)  To  the  maximum  extent  permitted  by  applicable  law,

         expenses in  connection  with the  preparation  and  presentation  of a defense to any  claim,  action,  suit or  proceeding  of the  character described in subsection (a) of this Section may be paid by the Focus Funds Series or applicable Series from time to time prior to final disposition  thereof upon receipt of an  undertaking  by or on behalf of such Covered Person that such  amount  will be paid over by him to the Focus Funds Series or  applicable

         Series  if it is  ultimately  determined  that  he is not  entitled  to indemnification under this Section; provided,  however, that either (i)

         such Covered Person shall have provided  appropriate  security for such undertaking,  (ii) the Focus Funds Series is insured  against  losses arising out of any such  advance  payments or (iii)  either a majority of the Directors who are  neither  Interested  Persons  of the Focus Funds Series nor  parties to the matter, or independent  legal counsel in a written opinion,  shall have determined,  based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such

         Covered Person will not be disqualified from indemnification under this

         Section.

                  (e) Any  repeal  or  modification  of this  Article  IV by the

         Shareholders, or adoption or modification of any other provision of the

         Declaration  or  By-laws  inconsistent  with  this  Article,  shall  be prospective  only,  to the extent  that such  repeal,  or  modification would, if applied  retrospectively,  adversely affect any limitation on the liability of any Covered Person or indemnification available to any

         Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         Section 3.  Indemnification  of  Shareholders.  If  any  Shareholder or

former Shareholder  of  any  Series  shall be  held  personally liable solely by reason of his being or having been a Shareholder  and not because of his acts or omissions or  for  some  other  reason, the  Shareholder or  former  Shareholder

(or his heirs,  executors,  administrators or other legal  representatives or in the case of any entity,  its  general  successor)  shall be entitled  out of the assets  belonging  to  the  applicable  Series  to be  held  harmless  from  and indemnified against all loss and expense arising from such liability. The Focus Funds Series,

on behalf of the  affected  Series,  shall,  upon  request by such  Shareholder,

assume the defense of any claim made  against  such  Shareholder  for any act or obligation of the Series and satisfy any judgment thereon from the assets of the

Series.

         Section 4. No Bond Required of Directors.  No Director shall be obligated to give any bond or other  security  for the  performance  of any of his  duties hereunder.

         Section 5. No Duty of Investigation;  Notice in Focus Funds Series Instruments, Etc.

No purchaser,  lender,  transfer agent or other Person dealing with the Directors or any  officer,  employee  or agent of the Focus Funds Series or a Series  thereof  shall be bound to make any inquiry concerning the validity of any transaction  purporting to be made by the  Directors or by said  officer,  employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Directors or of said officer,  employee or agent.  Every obligation,

contract,  instrument,  certificate,  Share,  other  security  of the Focus Funds Series or a

Series thereof or undertaking,  and every other act or thing whatsoever executed in  connection  with the  Focus Funds Series  shall be  conclusively  presumed  to have  been executed or done by the  executors  thereof  only in their  capacity as Directors under this Declaration or in their capacity as officers,  employees or agents of the Focus Funds Series or a Series thereof. Every written obligation,  contract,  instrument,

certificate,  Share,  other  security  of  the  Focus Funds Series  or a  Series  thereof  or undertaking  made or issued by the Directors may recite that the same is executed or made by them not  individually,  but as Directors under the  Declaration,  and that the  obligations of the Focus Funds Series or a Series thereof under any such instrument are not binding upon any of the Directors or Shareholders individually,  but bind only the Focus Funds Series Property or the Focus Funds Series Property of the applicable  Series, and may contain any further recital which they may deem appropriate, but the omission of such recital shall not operate to bind the Directors  individually.  The Directors shall at all times  maintain  insurance for the protection of the Focus Funds Series Property or the Focus Funds Series  Property of the applicable  Series,  its  Shareholders,  Directors,

officers,  employees  and  agents in such  amount  as the  Directors  shall  deem adequate to cover  possible  tort  liability,  and such other  insurance  as the

Directors in their sole judgment shall deem advisable.

         Section 6. Reliance on Experts, Etc. Each Director,  officer or employee of the Focus Funds Series or a Series thereof shall, in the performance of his duties, powers and discretions  hereunder be fully and completely  justified and protected with regard to any act or any failure to act  resulting  from  reliance in good faith upon the books of  account or other  records  of the Focus Funds Series or a Series  thereof,

upon an  opinion  of  counsel,  or upon  reports  made to the  Focus Funds Series or a Series thereof by any of its officers or employees or by the  Investment  Adviser,  the

Administrator,  the Distributor,  Transfer Agent, selected dealers, accountants,

appraisers or other experts or consultants  selected with reasonable care by the

Directors, officers or employees of the Focus Funds Series, regardless of whether such counsel or expert may also be a Director.

ARTICLE V

FUNDS; CLASSES; SHARES

         Section 1. Establishment of Fund or Class. The Focus Funds Series shall consist of one or more Funds.  Without limiting the authority of the Directors to establish and designate any further Funds, the Directors hereby establish two Funds which shall be designated Focus Funds Series EQUITY CASH FUND. Each additional

Fund shall be  established  and is effective upon the adoption of a resolution of a  majority  of the  Directors  or any  alternative  date  specified  in  such resolution.  The Directors may designate the relative  rights and  preferences of the Shares of each Series. The Directors may divide the Shares of any Fund into

Classes.  Without  limiting  the  authority  of the  Directors to  establish  and designate any further  Classes,  the Directors hereby establish a single Class of

Shares.  The Classes of Shares of the existing  Series  herein  established  and designated  and any Shares of any further  Funds and Classes that may from time to time be established  and designated by the Directors shall be established  and designated, and the variations in the relative rights and preferences as between the different Series shall be fixed and determined,  by the Directors;  provided,

that all Shares shall be identical  except for such variations as shall be fixed

and  determined   between  different  Funds  or  Classes  by  the  Directors  in establishing and designating such Class or Funds. In connection  therewith with respect to the existing  Classes,  the purchase price, the method of determining the net asset value, and the relative dividend rights of holders shall be as set forth in the Focus Funds Series's  Registration  Statement on Form N-1A under the  Securities

Act of 1933  and/or the 1940 Act and as in effect at the time of issuing  Shares of the existing Classes.

         All  references  to  Shares in this  Declaration  shall be deemed to be

Shares of any or all Funds or Classes as the  context  may  require.  The Focus Funds Series shall  maintain  separate  and  distinct  records  for each  Series and hold and account for the assets thereof  separately from the other assets of the Focus Funds Series Equity Cash Fund or of any  other  Fund.  A Fund may  issue  any  number of Shares or any Class thereof and need not issue  Shares.  Each Share of a Fund  shall  represent an equal  beneficial  interest  in the net assets of such  Series.  Each  holder of

Shares of a Fund or a Class  thereof shall be entitled to receive his pro rata share of all  distributions  made with  respect  to such  Fund or Class.  Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such  Series.  The Directors may adopt and change the name of any

Fund or Class.

         Section  2.  Shares.  The  beneficial  interest  in the Focus Funds Series  shall be divided into transferable  Shares of one or more separate and distinct Funds or

Classes  established  by the  Directors.  The number of Shares of each Fund and

Class is  unlimited  and each  Share  shall  have no par value per Share or such other amount as the Directors may establish. All Shares issued hereunder shall be fully paid and  nonassessable.  Shareholders  shall have no  preemptive or other right to subscribe to any additional  Shares or other  securities  issued by the

Focus Funds Series.  The  Directors  shall  have  full  power  and  authority,  in their  sole discretion  and without  obtaining  Shareholder  approval,  to issue original or additional  Shares at such times and on such terms and  conditions  as they deem appropriate;  to issue  fractional  Shares and Shares held in the  treasury;  to establish  and to change in any manner Shares of any Funds or Classes with such preferences,  terms of conversion,  voting powers,  rights and privileges as the

Directors may determine (but the Directors may not change  Outstanding Shares in a manner  materially  adverse to the  Shareholders  of such Shares);  to divide or combine the Shares of any Funds or Classes into a greater or lesser number;  to classify or reclassify any unissued Shares of any Series or  Classes into one or more  Funds or Classes of Shares;  to abolish any one or more Funds or Classes of Shares; to issue Shares to acquire other assets (including assets subject to,

and in connection  with, the assumption of liabilities)  and businesses;  and to take such other  action  with  respect to the  Shares as the  Directors  may deem desirable. Shares held in the treasury shall not confer any voting rights on the

Directors  and shall not be  entitled  to any  dividends  or other  distributions declared with respect to the Shares.

         Section  3.  Investment  in  the  Focus Funds Series.   The  Directors  shall  accept

investments  in any Fund or Class from such  persons and on such terms as they may from time to time authorize. At the Directors' discretion,  such investments,

subject to  applicable  law, may be in the form of cash or  securities  in which that Series is authorized to invest,  valued as provided in Article VI,  Section

3.  Investments in a Series shall be credited to each  Shareholder's  account in the form of full Shares at the Net Asset Value per Share next  determined  after the  investment  is received or accepted as may be  determined  by the Directors;

provided, however, that the Directors may, in their sole discretion, (a) impose a sales  charge  upon  investments  in any Fund or Class,  (b) issue  fractional

Shares,  (c)  determine  the Net Asset  Value per Share of the  initial  capital contribution  or (d)  authorize the issuance of Shares at a price other than Net

Asset  Value to the  extent  permitted  by the 1940  Act or any  rule,  order or interpretation of the Commission  thereunder.  The Directors shall have the right to refuse to accept  investments  in any Series at any time without any cause or reason therefor whatsoever.

         Section 4. Assets and Liabilities of Series. All consideration received by the Focus Funds Series for the issue or sale of Shares of a  particular  Series,  together with all assets in which such  consideration  is  invested  or  reinvested,  all income, earnings,  profits, and proceeds thereof (including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any  reinvestment  of such  proceeds in whatever  form the same may

be), shall be held and accounted for  separately  from the assets of every other

Series and are  referred to as "assets  belonging  to" that  Series.  The assets belonging to a Series shall belong only to that Series for all purposes,  and to no other  Series,  subject only to the rights of  creditors of that Series.  Any assets,  income,  earnings,  profits,  and proceeds thereof,  funds, or payments which are not readily  identifiable as belonging to any particular  Series shall be  allocated  by the  Directors  between  and  among  one or more  Series as the

Directors deem fair and equitable.  Each such allocation  shall be conclusive and binding upon the  Shareholders of all Series for all purposes,  and such assets,

earnings,  income,  profits or funds, or payments and proceeds  thereof shall be referred to as assets belonging to that Series. The assets belonging to a Series shall be so  recorded  upon the  books of the  Focus Funds Series,  and  shall be held by the

Directors in Focus Funds Series for the benefit of the Shareholders of that Series. The assets belonging to a Series shall be charged with the  liabilities  of that Series and all expenses,  costs, charges and reserves  attributable to that Series,  except that  liabilities and expenses  allocated  solely to a particular Class shall be borne by that  Class.  Any  general  liabilities,  expenses,  costs,  charges or reserves of the Focus Funds Series which are not readily  identifiable  as  belonging  to any particular  Fund or Class  shall be  allocated  and  charged  by the  Directors between or among any one or more of the Funds or Classes in such  manner as the

Directors deem fair and equitable.  Each such allocation  shall be conclusive and binding upon the Shareholders of all Funds or Classes for all purposes.

         Without  limiting  the  foregoing,  but  subject  to the  right  of the

Directors to allocate general liabilities,  expenses,  costs, charges or reserves as herein provided, the debts, liabilities, obligations and  expenses  incurred,

contracted for or otherwise  existing with respect to a particular  Series shall be  enforceable  against  the assets of such  Series  only,  and not against the assets of any other Series. Notice of this contractual limitation on liabilities among Series may, in the Directors'  discretion,  be set forth in the certificate of Focus Funds Series of the Focus Funds Series  (whether  originally  or by  amendment) as filed or to be filed in the Office of the Secretary of State of the State of Nevada  pursuant to the Nevada  Act, and upon the giving of such notice in the  certificate  of

Focus Funds Series, the statutory  provisions of Section 3804 of the Nevada Act relating to limitations on liabilities  among Series (and the statutory effect under Section

3804 of setting  forth such notice in the  certificate  of Focus Funds Series)  shall  become applicable  to the  Focus Funds Series and each  Series.  Any  person  extending  credit  to,

contracting  with or having  any claim  against  any Series may look only to the assets of that  Series to  satisfy  or enforce  any debt,  with  respect to that

Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

         Section 5. Ownership and Transfer of Shares. The Focus Funds Series or a transfer or similar agent for the Focus Funds Series shall  maintain a register  containing the names and addresses of the  Shareholders  of each Fund and Class thereof,  the number of

Shares of each Fund and Class held by such  Shareholders,  and a record of all

Share  transfers.  The  register  shall  be  conclusive  as to the  identity  of

Shareholders  of record and the number of Shares held by them from time to time.

The Directors may authorize the issuance of certificates  representing Shares and adopt rules  governing  their use.  The Directors  may make rules  governing  the transfer  of  Shares,  whether or not  represented  by  certificates.  Except as otherwise provided by the Directors, Shares shall be transferable on the books of the Focus Funds Series only by the record holder thereof or by his duly authorized agent upon delivery  to the  Directors  or the  Focus Funds Series's  transfer  agent of a duly  executed instrument of transfer, together with a Share certificate if one is outstanding,

and such evidence or the  genuineness of each such  execution and  authorization and of  such  other  matters  as may be  required  by the  Directors.  Upon  such delivery,  and subject to any further requirements  specified by the Directors or contained  in the By-laws,  the  transfer  shall be recorded on the books of the

Focus Funds Series.  Until a transfer is so  recorded,  the  Shareholder  of record of Shares shall be deemed to be the holder of such Shares for all purposes  hereunder  and neither the Directors nor the Focus Funds Series,  nor any transfer  agent or registrar or any officer,  employee  or agent of the Focus Funds Series,  shall be affected by any notice of a proposed transfer.

         Section  6.  Status of Shares;  Limitation  of  Shareholder  Liability.

Shares  shall be deemed to be personal  property  giving  Shareholders  only the rights  provided in this  Declaration.  Every  Shareholder,  by virtue of having acquired a Share,  shall be held  expressly to have assented to and agreed to be bound by the terms of this  Declaration  and to have become a party  hereto.  No

Shareholder shall be personally liable for the debts,  liabilities,  obligations and expenses incurred by, contracted for, or otherwise existing with respect to,

the Focus Funds Series or any Series.  The death,  incapacity,  dissolution,  termination  or bankruptcy of a Shareholder  during the existence of the Focus Funds Series shall not operate to terminate the Focus Funds Series, nor entitle the  representative  of any such Shareholder to an accounting  or to take any action in court or elsewhere  against the Focus Funds Series or the  Directors,  but entitles such  representative  only to the rights of such

Shareholder  under  this  Focus Funds Series.  Ownership  of  Shares  shall not  entitle  the

Shareholder to any title in or to the whole or any part of the Focus Funds Series Property or right to call for a partition or division of the same or for an accounting,  nor shall the ownership of Shares  constitute the Shareholders as partners.  Neither the  Focus Funds Series  nor the  Directors  shall  have any  power  to bind  any  Shareholder personally or to demand payment from any Shareholder for anything, other than as agreed  by the  Shareholder.  Shareholders  shall  have the same  limitation  of personal liability as is extended to shareholders of a private  corporation  for profit  incorporated in the State of Nevada.  Every written  obligation of the

Focus Funds Series or any Series shall contain a statement to the effect that such obligation may only be enforced against the assets of the appropriate Series or all Series;

however,  the  omission  of such  statement  shall not operate to bind or create personal liability for any Shareholder or Director.

                                   ARTICLE VI

                          DISTRIBUTIONS AND REDEMPTIONS

         Section 1.  Distributions.  The  Directors or a committee of one or more

Directors  and one or more  officers  may  declare  and pay  dividends  and other distributions,  including  dividends on Shares of a particular  Series and other distributions  from  the  assets  belonging  to  that  Series.  No  dividend  or

distribution,   including,   without  limitation,  any  distribution  paid  upon

termination  of the Focus Funds Series Equity Cash Fund or of any Fund (or Class)  with  respect to, nor any redemption  or  repurchase  of, the  Shares of any  Fund  (or Class)  shall be effected  by the Focus Funds Series Equity Cash Fund other  than from the  assets  held with  respect to such Fund,  nor shall any Shareholder of any particular Fund  otherwise have any right or claim  against the assets held with respect to any other Fund  except to the extent that such  Shareholder  has such a right or claim  hereunder  as a

Shareholder  of such other Funds.  The Directors  shall have full  discretion to determine which items shall be treated as income and which items as capital; and

each such  determination and allocation shall be conclusive and binding upon the

Shareholders.  The amount and payment of  dividends or  distributions  and their form,  whether  they  are in cash,  Shares  or other  Focus Funds Series  Property,  shall be determined  by the  Directors.  Dividends  and  other  distributions  may be paid pursuant to a standing  resolution  adopted  once or more often as the  Directors determine.  All  dividends  and other  distributions  on Shares of a  particular

Fund shall be  distributed  pro rata to the  Shareholders  of that  Fund in proportion  to the number of Shares of that  Series they held on the record date established for such payment, except that such dividends and distributions shall appropriately  reflect expenses  allocated to a particular Class of such Fund.

The  Directors may adopt and offer to  Shareholders  such  dividend  reinvestment plans,  cash  dividend  payout  plans  or  similar  plans as the  Directors  deem appropriate.

         Section 2.  Redemptions.  Each  Shareholder  of a Series shall have the right at such times as may be permitted by the Directors to require the Series to redeem all or any part of his Shares at a  redemption  price per Share  equal to the Net Asset Value per Share at such time as the Directors shall have prescribed by  resolution,  or, to the  extent  permitted  by the 1940 Act,  at such  other redemption  price  and  at  such  times  as  the  Directors  shall  prescribe  by resolution.  In the absence of such  resolution,  the redemption price per Share shall be the Net Asset Value next  determined  after  receipt by the Series of a request for redemption in proper form less such charges as are determined by the

Directors and  described in the Focus Funds Series's  Registration  Statement  for that Series under the Securities Act of 1933. The Directors may specify  conditions,  prices,

and places of redemption,  may specify binding  requirements for the proper form or forms of requests for  redemption  and may specify the amount of any deferred sales charge to be withheld from redemption proceeds.  Payment of the redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of Net Asset Value, or may be in cash.  Upon  redemption,  Shares may be reissued from time to time. The Directors may require Shareholders to redeem Shares for any reason under terms set by  the

Directors,  including, but not limited to, the failure of a Shareholder to supply a taxpayer  identification  number if  required to do so, or to have the minimum investment  required,  or to pay when due for the  purchase of Shares  issued to him. To the extent permitted by law, the Directors may retain the proceeds of any redemption of Shares  required by them for payment of amounts due and owing by a

Shareholder to the Focus Funds Series or any Series or Class or any  governmental  authority.

Notwithstanding  the  foregoing,  the  Directors  may  postpone  payment  of  the redemption  price and may suspend the right of the  Shareholders  to require any

Fund  or Class to  redeem  Shares  during  any  period of time when and to the extent permissible under the 1940 Act.

         Section 3.  Determination  of Net Asset Value. The Directors shall cause the Net Asset Value of Shares of each Fund or Class to be determined from time to time in a  manner  consistent  with  applicable  laws  and  regulations.  The

Directors may delegate the power and duty to determine  Net Asset Value per Share to one or more  Directors or officers of the Focus Funds Series or to a custodian,  depository or other agent  appointed for such purpose.  The Net Asset Value of Shares shall be  determined  separately  for each  Fund or  Class at such  times as may be prescribed by the Directors or, in the absence of action by the  Directors,  as of the close of regular  trading on the New York Stock Exchange on each day for all or part of which such Exchange is open for unrestricted trading.

         Section 4.  Suspension  of Right of  Redemption.  If, as referred to in

Section 2 of this Article, the Directors postpone payment of the redemption price and suspend the right of  Shareholders  to redeem their Shares,  such suspension shall take effect at the time the Directors shall specify, but not later than the close  of  business  on the  business  day next  following  the  declaration  of suspension. Thereafter Shareholders shall have no right of redemption or payment until the Directors declare the end of the suspension. If the right of redemption is suspended,  a Shareholder  may either  withdraw his request for redemption or receive payment based on the Net Asset Value per Share next determined after the suspension terminates.

         Section 5.  Repurchase by Agreement.  The Focus Funds Series may  repurchase  Shares directly,  or through  the  Distributor  or  another  agent  designated  for the purpose,  by agreement  with the owner  thereof at a price not exceeding the Net

Asset Value per Share determined as of the time when the purchase or contract of purchase  is made or the Net  Asset  Value  as of any  time  which  may be later determined,  provided payment is not made for the Shares prior to the time as of which such Net Asset Value is determined.

                                   ARTICLE VII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

         Section 1. Voting  Powers.  The  Shareholders  shall have power to vote only with  respect to (a) the  election  of Directors as provided in Section 2 of this  Article;  (b) the removal of  Directors as provided in Article II,  Section

3(d); (c) any investment  advisory or management contract as provided in Article

VIII,  Section 1; (d) any  termination  of the Focus Funds Series as  provided in Article IX,

Section 4; (e) the amendment of this  Declaration  to the extent and as provided in Article X, Section 8; and (f) such additional  matters  relating to the Focus Funds Series as may be required or authorized by law, this Declaration, or the By-laws or any registration  of the Focus Funds Series with the Commission or any State,  or as the Directors may consider desirable.

         On any matter submitted to a vote of the Shareholders, all Shares shall be voted by  individual  Fund or Class,  except (a) when  required by the 1940

Act,  Shares shall be voted in the  aggregate  and not by  individual  Fund or

Class,  and (b) when the Directors have  determined  that the matter  affects the interests of more than one Fund or Class,  then the  Shareholders  of all such

Funds or Classes  shall be  entitled  to vote  thereon.  As  determined  by the

Directors without the vote or consent of shareholders, on any matter submitted to a vote of Shareholders either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate  fractional vote or (ii) each dollar of net asset value  (number of Shares owned times net asset value per share of such Fund or

Class, as applicable)  shall be entitled to one vote on any matter on which such

Shares are entitled to vote and each fractional  dollar amount shall be entitled to a proportionate  fractional vote.  Without limiting the power of the Directors in any way to designate otherwise in accordance with the preceding sentence, the

Directors hereby establish that each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Directors. Shares may be voted in person or by proxy or in any manner provided for in the By-laws.  The By-laws may provide that proxies may be given by any electronic or telecommunications device or in any other manner, but if a proposal by anyone  other than the  officers or Directors is  submitted to a vote of the  Shareholders of any Fund or Class, or if there is a proxy contest or proxy  solicitation or proposal in opposition to any proposal by the officers or  Directors,  Shares  may be voted only in person or by  written  proxy.  Until

Shares of a Series are issued,  as to that Series the  Directors may exercise all rights of Shareholders and may take any action required or permitted to be taken

by  Shareholders  by  law,  this   Declaration  or  the  By-laws.   Meetings  of

Shareholders  shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-laws.

         Section 2. Quorum;  Required Vote.  One-third of the Outstanding Shares of each Fund or Class,  or one-third of the  Outstanding  Shares of the Focus Funds Series,

entitled to vote in person or by proxy shall be a quorum for the  transaction of business at a  Shareholders'  meeting with  respect to such Fund or Class,  or with  respect to the entire  Focus Funds Series,  respectively.  Any lesser  number  shall be sufficient for adjournments.  Any adjourned  session of a Shareholders'  meeting may be held within a  reasonable  time  without  further  notice.  Except when a larger vote is required by law, this  Declaration or the By-laws,  a majority of the Shares voting at a Shareholders'  meeting in person or by proxy shall decide any matters to be voted upon with respect to the entire Focus Funds Series and a plurality of such  Shares  shall  elect a  Director;  provided,  that if this  Declaration  or applicable  law  permits  or  requires  that  Shares  be voted on any  matter by individual  Funds or  Classes,  then a majority of the Shares of that Fund or

Class (or, if required by law, a majority of the Shares outstanding and entitled to vote of that Fund or Class) voting at a Shareholders'  meeting in person or by proxy on the matter shall decide that matter  insofar as that Fund or Class is concerned. Shareholders may act as to the Focus Funds Series or any Series or Class by the

written  consent  of a  majority  (or such other  amount as may be  required  by applicable  law) of the  Outstanding  Shares of the  Focus Funds Series or of such  Fund or

Class, as the case may be.

         Section  3.  Record  Dates.   For  the  purpose  of   determining   the

Shareholders of any Fund (or Class) who are entitled to receive payment of any dividend or of any other distribution,  the Directors may from time to time fix a date,  which shall be before the date for the  payment of such  dividend or such other  payment,  as the record date for  determining  the  Shareholders  of such

Fund (or Class)  having the right to receive  such  dividend or  distribution.

Without fixing a record date, the Directors may for  distribution  purposes close the  register or transfer  books for one or more  Funds (or  Classes)  any time prior  to the  payment  of a  distribution.  Nothing  in this  Section  shall be construed as  precluding  the Directors from setting  different  record dates for different Funds (or Classes).

         Section 4.  Additional  Provisions.  The  By-laws  may  include further provisions for Shareholders' votes and meetings and related matters.

ARTICLE VIII

EXPENSES OF THE FOCUS FUNDS SERIES AND SERIES

         Section 1.  Payment  of  Expenses  by the Focus Funds Series.  Subject to Article V,

Section 4, the Focus Funds Series Equity Cash Fund or a particular Fund shall pay, or shall  reimburse  the Directors from the assets belonging to all Funds or the particular  Fund,  for their  expenses (or the  expenses of a Class of such Fund) and  disbursements,

including,  but not limited to,  interest  charges,  taxes,  brokerage  fees and commissions;  expenses of issue,  repurchase and  redemption of Shares;  certain insurance  premiums;  applicable  fees,  interest  charges and expenses of third parties,  including the Focus Funds Series's investment advisers,  managers,  administrators,

distributors, custodians, transfer agents and fund accountants; fees of pricing,

interest,  dividend, credit and other reporting services; costs of membership in trade associations;  telecommunications  expenses;  funds transmission expenses;

auditing,  legal and  compliance  expenses;  costs of forming  the Focus Funds Series and its

Series and  maintaining  its  existence;  costs of  preparing  and  printing the prospectuses of the Focus Funds Series and each Series,  statements of additional information and  Shareholder  reports  and  delivering  them to  Shareholders;  expenses  of meetings of Shareholders and proxy solicitations therefor;  costs of maintaining books and accounts;  costs of  reproduction,  stationery and supplies;  fees and expenses of the Directors; compensation of the Focus Funds Series's officers and employees and costs of other personnel  performing services for the Focus Funds Series or any Series; costs of Director meetings; Commission registration fees and related expenses; state or foreign  securities laws registration  fees and related  expenses;  and for such non-recurring items as may arise,  including  litigation to which the Focus Funds Series or a

Series (or a Director or officer of the Focus Funds Series acting as such) is a party, and for all losses and  liabilities  by them incurred in  administering  the Focus Funds Series.  The

Directors shall have a lien on the assets belonging to the appropriate Series, or in the case of an expense  allocable  to more than one Series,  on the assets of each such Series, prior to any rights or interests of the Shareholders  thereto,

for  the  reimbursement  to them of such  expenses,  disbursements,  losses  and liabilities.

         Section 2. Payment of Expenses by Shareholders. The Directors shall have the power, as frequently as they may determine,  to cause each  Shareholder,  or each  Shareholder  of any  particular  Series,  to pay  directly,  in advance or arrears, for charges of the Focus Funds Series's custodian or transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Directors,  by setting off such charges due from such  Shareholder  from declared but unpaid  dividends owed such Shareholder  and/or by reducing the number of Shares in the account of such  Shareholder  by  that  number  of  full  and/or  fractional  Shares  which represents the outstanding amount of such charges due from such Shareholder.

                                   ARTICLE IX

                                  MISCELLANEOUS

         Section 1.   Focus Funds Series Not a Partnership.  This Declaration creates a Focus Funds Series and not a partnership. No Director shall have any power to bind personally either the Focus Funds Series's officers or any Shareholder.

         Section 2. Director Action. The exercise by the Directors of their powers and  discretion  hereunder  in good  faith and with  reasonable  care  under the circumstances then prevailing shall be binding upon everyone interested. Subject to the  provisions of Article IV, the Directors shall not be liable for errors of judgment or mistakes of fact or law.

         Section 3. Record  Dates.  The Directors may fix in advance a date up to ninety (90) days before the date of any Shareholders'  meeting,  or the date for the  payment  of any  dividends  or  other  distributions,  or the  date for the allotment of rights,  or the date when any change or  conversion  or exchange of

Shares  shall go into  effect  as a record  date  for the  determination  of the

Shareholders  entitled  to  notice  of,  and to vote at,  any such  meeting,  or entitled  to  receive  payment of such  dividend  or other  distribution,  or to receive any such  allotment of rights,  or to exercise such rights in respect of any such change, conversion or exchange of Shares.

         Section 4. Termination of the Focus Funds Series.

                  (a) This Focus Funds Series shall have perpetual existence.  Subject to the vote of a majority of the Shares  outstanding  and  entitled to vote of the Focus Funds Series or of each Series to be affected, the Directors may

                        (i)  sell and  convey  all or  substantially  all of the

                  assets of all Series or any affected  Series to another Series or to another entity which is an open-end  investment  company as  defined  in the  1940  Act,  or is a series  thereof,  for adequate  consideration,  which may include the  assumption of all  outstanding  obligations,  taxes and  other  liabilities,

                  accrued or  contingent,  of the Focus Funds Series or any affected  Series,

                  and which may include  shares of or  interests in such Series,

                  entity, or series thereof; or

                       (ii) at any  time  sell and  convert  into  money  all or

                  substantially  all of the assets of all Series or any affected

                  Series.

         Upon  making  reasonable   provision  for  the  payment  of  all  known

         liabilities of all Series or any affected Series in either (i) or (ii),

         by such  assumption or otherwise,  the Directors  shall  distribute  the remaining  proceeds  or assets (as the case may be)  ratably  among the

         Shareholders of all Series or any affected Series; however, the payment to any  particular  Class of such Fund  may be  reduced by any fees,

         expenses or charges allocated to that Class.

                  (b) The  Directors  may take any of the  actions  specified  in subsection  (a)(i)  and  (ii)  above  without  obtaining  the vote of a majority of the Shares Outstanding and entitled to vote of the Focus Funds Series or

         any  Series  if  a  majority  of  the  Directors   determines  that  the

         continuation of the Focus Funds Series or Series is not in the best interests of the

         Focus Funds Series,  such Series,  or their  respective  Shareholders as a result of factors or events adversely  affecting the ability of the Focus Funds Series or such

         Series to conduct its business and operations in an economically viable manner.  Such factors and events may include the inability of the Focus Funds Series or a Series to maintain its assets at an appropriate  size,  changes in laws or  regulations  governing  the Focus Funds Series or the  Series or  affecting assets of the type in which the Focus Funds Series or Series  invests,  or  economic developments  or  trends  having a  significant  adverse  impact on the business or operations of the Focus Funds Series or such Series.

                  (c)  Upon  completion  of the  distribution  of the  remaining proceeds or assets  pursuant to  subsection  (a), the Focus Funds Series or affected

         Series  shall  terminate  and the  Directors  and  the  Focus Funds Series  shall  be discharged of any and all further liabilities and duties hereunder with respect  thereto  and the  right,  title and  interest  of all  parties therein  shall be canceled  and  discharged.  Upon  termination  of the

         Focus Funds Series, following completion of winding up of its business, the Directors shall cause a certificate of cancellation of the Focus Funds Series's certificate of

         Focus Funds Series  to  be  filed  in  accordance   with  the  Nevada  Act,  which

         certificate of cancellation may be signed by any one Director.

         Section 5.        Reorganization.

                  (a)  Notwithstanding  anything  else  herein,  to  change  the

         Focus Funds Series's  form or  place  of  organization  the  Directors  may,  without

         Shareholder  approval  unless such  approval is required by  applicable law,  (i) cause the Focus Funds Series to merge or  consolidate  with or into one or more  entities,  if the  surviving or resulting  entity is the Focus Funds Series or another open-end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Focus Funds Series's registration under the 1940 Act,  (ii)  cause the  Shares to be  exchanged  under or pursuant  to any state or federal  statute to the extent  permitted  by law, or (iii) cause the Focus Funds Series to incorporate under the laws of Nevada

         or  any  other  U.S.   jurisdiction.   Any   agreement   of  merger  or

         consolidation  or  certificate of merger may be signed by a majority of

         Directors  and   facsimile   signatures   conveyed  by   electronic   or

         telecommunication means shall be valid.

                  (b)  Pursuant  to and in  accordance  with the  provisions  of

         Section  3815(f)  of the  Nevada  Act,  an  agreement  of  merger  or consolidation  approved by the Directors in accordance with this Section

         5 may effect any amendment to the Declaration or effect the adoption of a new Focus Funds Series instrument of the Focus Funds Series if it is the surviving or resulting Focus Funds Series in the merger or consolidation.

                  (c) The  Directors  may create one or more  business  Focus Funds Series to which all or any part of the assets, liabilities,  profits or losses of the Focus Funds Series or any Fund or Class  thereof  may be  transferred  and may provide  for the  conversion  of Shares  in the Focus Funds Series Equity Cash Fund

         or any   Fund or Class thereof into beneficial interests in any such newly created

         Focus Series Equity Cash Fund or any fundsor classes thereof.

         Section  6.  Declaration  of  Focus Funds Series.  The  original  or a copy  of this

Declaration  of Focus Funds Series  and of each  amendment  hereto  or  Declaration  of Focus Funds Series supplemental  shall be kept at the office of the Focus Funds Series where it may be inspected by any Shareholder. Anyone dealing with the Focus Funds Series may rely on a certificate by a

Director or an officer of the Focus Funds Series as to the  authenticity of the Declaration of

Focus Funds Series or any such  amendments or supplements and as to any matters in connection with the Focus Funds Series.  The  masculine  gender  herein  shall  include the feminine and neuter genders.  Headings  herein are for convenience  only and shall not affect the construction of this Declaration of Focus Funds Series.  This Declaration of Focus Funds Series may be

executed  in any  number  of  counterparts,  each of which  shall be  deemed  an original.

         Section 7.  Applicable  Law.  This  Declaration  and the Focus Funds Series  created hereunder  are  governed by and  construed  and  administered  according  to the

Nevada  Act and  the  applicable  laws of the  State  of  Nevada;  provided,

however,  that there shall not be applicable to the Focus Funds Series,  the Directors or this

Declaration  of Focus Funds Series  (a) the  provisions  of  Section  3540 of Title 12 of the

Nevada  Code, or (b) any  provisions of the laws  (statutory or common) of the

State of Nevada  (other than the  Nevada  Act)  pertaining  to Focus Funds Series  which relate to or  regulate  (i) the filing  with any court or  governmental  body or agency of director  accounts  or  schedules  of director  fees and  charges,  (ii)

affirmative  requirements  to post  bonds  for  directors,  officers,  agents  or employees  of a  Focus Funds Series,  (iii)  the  necessity  for  obtaining  court  or  other governmental approval concerning the acquisition, holding or disposition of real or personal  property,  (iv) fees or other sums payable to  directors,  officers,

agents or employees of a Focus Funds Series,  (v) the allocation of receipts and expenditures to income or principal,  (vi)  restrictions  or limitations  on the  permissible nature, amount or concentration of Focus Funds Series investments or requirements relating to the titling,  storage or other manner of holding of Focus Funds Series  assets,  or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of directors,  which are inconsistent  with the limitations or liabilities or authorities and powers of the Directors set forth or referenced in this  Declaration.  The Focus Funds Series shall be of the type commonly called a Nevada business  Focus Funds Series,  and,  without  limiting the provisions  hereof,  the Focus Funds Series mayexercise  all  powers  which  are  ordinarily  exercised  by such a Focus Funds Series  under Nevada law. The Focus Funds Series  specifically  reserves the right to exercise any of the powers or  privileges  afforded  to Focus Funds Series or actions  that may be engaged in by

Focus Funds Series under the Nevada Act, and the absence of a specific reference herein to any such  power,  privilege  or action  shall  not imply  that the Focus Funds Series may not exercise such power or privilege or take such actions.

         Section 8. Amendments.  The Directors may, without any Shareholder vote,

amend or  otherwise  supplement  this  Declaration  by  making an  amendment,  a

Declaration  of Focus Funds Series  supplemental  hereto or an  amended  and  restated  Focus Funds Series instrument;  provided,  that  Shareholders  shall  have the right to vote on any amendment  (a) which would affect the voting rights of  Shareholders  granted in

Article  VII,  Section l, (b) to this  Section 8, (c) required to be approved by

Shareholders by law or by the Focus Funds Series's  registration  statement(s) filed with the

Commission,  and (d) submitted to them by the Directors in their discretion.  Any amendment  submitted to Shareholders  which the Directors  determine would affect the  Shareholders of any Series shall be authorized by vote of the  Shareholders of such  Series and no vote shall be required  of  Shareholders  of a Series not affected.  Notwithstanding  anything  else herein,  any  amendment to Article IV which would have the effect of reducing  the  indemnification  and other  rights provided thereby to Directors, officers, employees, and agents of the Focus Funds Series or to

Shareholders  or  former  Shareholders,  and any  repeal  or  amendment  of this sentence shall each require the affirmative vote of the holders of two-thirds of the Outstanding Shares of the Focus Funds Series entitled to vote thereon.

         Section 9.     Derivative Actions.  In addition to the requirements set

forth in Section 3816 of the Nevada Act, a Shareholder  may bring a derivative action on behalf of the Focus Funds Series only if the following conditions are met:

                  (a)  Shareholders  eligible  to bring such  derivative  action under the Nevada Act who hold at least 10% of the Outstanding  Shares of the Focus Funds Series, or 10% of the  Outstanding  Shares of the Fund or Class

         to  which  such  action  relates,  shall  join in the  request  for the

         Directors to commence such action; and

                  (b) the Directors must be afforded a reasonable  amount of time to consider such  shareholder  request and to investigate  the basis of such claim.  The Directors  shall be entitled to retain counsel or other advisers in considering  the merits of the request and shall require an undertaking  by the  Shareholders  making such request to reimburse the

         Focus Funds Series  for the  expense  of any such  advisers  in the  event  that the

         Directors determine not to bring such action.

         Section 10.   Fiscal Year.  The fiscal year of the Focus Funds Series shall end on a specified  date as set forth in the By-laws.  The Directors may change the fiscal year of the Focus Funds Series without Shareholder approval.

         Section  11.  Severability.  The  provisions  of this  Declaration  are severable.  If the  Directors  determine,  with the advice of  counsel,  that any provision hereof conflicts with the 1940 Act, the regulated  investment  company provisions  of the  Internal  Revenue  Code or with  other  applicable  laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration; provided, however, that such determination shall not affect any of the remaining  provisions of this Declaration or render invalid or improper  any  action  taken  or  omitted  prior to such  determination.  If any provision  hereof shall be held invalid or  unenforceable  in any  jurisdiction,

such invalidity or unenforceability  shall attach only to such provision only in such jurisdiction and shall not affect any other provision of this Declaration.

         IN WITNESS WHEREOF,  the undersigned has executed this instrument as of the date first written above.

                                       /s/ Rajendra Prasad

                                           Rajendra Prasad, as Director and not

                                           Individually

            200 West Sahara Avenue, Unit #810, Las Vegas, NV 89102.

EXHIBIT NO. 2

BY-LAWS

OF

Focus Funds Series Inc

ARTICLE I

DEFINITIONS

          All capitalized  terms have the respective  meanings given them in the

Agreement and  Declaration  of Focus Funds Series of Focus Funds Series Inc dated June 2, 2015, as amended or restated from time to time.

                                   ARTICLE II

                                     OFFICES

          Section  1.  Principal  Office.  Until  changed by the  Directors,  the principal office of the Focus Funds Series shall be in Las Vegas, NV.

          Section 2.  Other  Offices.  The Focus Funds Series may have  offices in such other places  without as well as within the State of Nevada as the Directors may from time to time determine.

          Section  3.  Registered  Office  and  Registered  Agent.  The Board of

Directors shall establish a registered  office in the State of Nevada and shall appoint as the Focus Funds Series's  registered  agent for service of process in the State of

Nevada  an  individual  resident  of  the  State  of  Nevada  or a  Nevada corporation  or a corporation  authorized  to transact  business in the State of

Nevada;  in each case the business office of such registered agent for service of process shall be identical with the registered Nevada office of the Focus Funds Series.

ARTICLE III

SHAREHOLDERS

          Section 1. Meetings.  Meetings of the  Shareholders  of the Focus Funds Series or a

Fund or Class thereof shall be held as provided in the Declaration of Focus Funds Series at such  place  within or  without  the State of  Nevada  as the  Directors  shall designate.  The holders of one-third of the Outstanding Shares of the Focus Funds Series or a

Fund or Class thereof present in person or by proxy and entitled to vote shall constitute a quorum at any meeting of the  Shareholders of the Focus Funds Series

Equity Cash Fund or any Fund or Class thereof.

          Section  2.  Notice  of  Meetings.  Notice  of  all  meetings  of  the

Shareholders,  stating the time,  place and  purposes of the  meeting,  shall be given  by the  Directors  by mail or  telegraphic  or  electronic  means  to each

Shareholder  at his address as recorded on the  register of the Focus Funds Series  mailed at least ten (10) days and not more than  ninety  (90)  days  before  the  meeting,

provided, however, that notice of a meeting need not be given  to a  Shareholder. to whom such notice  need not be given  under the proxy rules of the  Commission under the 1940 Act and the Securities Exchange Act of 1934, as amended. Only the business  stated  in the  notice  of the  meeting  shall be  considered  at such meeting.  Any adjourned meeting may be held as adjourned without further notice.

No notice need be given to any  Shareholder  who shall have failed to inform the

Focus Funds Series of his current  address or if a written waiver of notice,  executed before or after the meeting by the Shareholder or his attorney thereunto authorized, is filed with the records of the meeting.

          Section  3.  Record  Date for  Meetings  and Other  Purposes.  For the

purpose of  determining  the  Shareholders  who are entitled to notice of and to vote at any meeting,  or to participate in any distribution,  or for the purpose of any other action, the Directors may from time to time close the transfer books for such period,  not exceeding thirty (30) days, as the Directors may determine;

or without  closing the transfer books the Directors may fix a date not more than ninety  (90)  days  prior  to  the  date  of  any  meeting  of  Shareholders  or distribution  or other  action  as a record  date for the  determination  of the persons to be treated as  Shareholders  of record for such purposes,  except for dividend payments which shall be governed by the Declaration of Focus Funds Series.

          Section 4.  Proxies.  At any  meeting of  Shareholders,  any holder of

Shares entitled to vote thereat may vote by proxy,  provided that no proxy shall be voted at any  meeting  unless  it shall  have  been  placed  on file with the

Secretary, or with such other officer or agent of the Focus Funds Series as the Secretary may direct,  for verification prior to the time at which such vote shall be taken. A proxy shall be deemed  signed if the  shareholder's  name is placed on the proxy

(whether by manual signature, typewriting, telegraphic transmission,  facsimile,

other  electronic  means or otherwise) by the  Shareholder or the  Shareholder's attorney-in-fact.  Proxies may be given by any  electronic or  telecommunication device except as otherwise provided in the Declaration of Focus Funds Series.  Proxies may be

solicited in the name of one or more  Directors or one or more of the officers of the Focus Funds Series.  Only Shareholders of record shall be entitled to vote. As determined by the  Directors  without  the vote or  consent of  Shareholders,  on any matter submitted  to a vote of  Shareholders,  either  (i) each  whole  Share  shall be entitled  to one vote as to any matter on which it is  entitled to vote and each fractional  Share shall be entitled to a  proportionate  fractional vote or (ii)

each dollar of net asset value (number of Shares owned times net asset value per

Share of such Fund or Class,  as applicable)  shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional  dollar amount shall be entitled to a proportionate  fractional  vote.  Without limiting their power to designate  otherwise in accordance  with the preceding  sentence,

the Directors have  established in the Declaration of Focus Funds Series that each whole share shall be  entitled  to one vote as to any matter on which it is  entitled by the

Declaration  of Focus Funds Series to vote  and  fractional  shares  shall be  entitled  to a proportionate  fractional  vote.  When any  Share  is held  jointly  by  several persons,  any one of them  may  vote at any  meeting  in  person  or by proxy in respect  of such  Share,  but if more than one of them  shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree  as to any vote to be cast,  such vote shall not be received in respect of  such  Share.  A  proxy  purporting  to be  executed  by or  on  behalf  of a

Shareholder shall be deemed valid unless challenged at or prior to its exercise,

and the burden of proving invalidity shall rest on the challenger. If the holder of any such  share is a minor  or a person  of  unsound  mind,  and  subject  to guardianship  or the legal  control of any other person as regards the charge or management  of such  Share,  he may vote by his  guardian  or such other  person appointed  or having  such  control,  and such vote may be given in person or by proxy.

          Section  5.  Abstentions  and  Broker  Non-Votes.  Outstanding  Shares

represented in person or by proxy (including Shares which abstain or do not vote with respect to one or more of any proposals presented for Shareholder approval)

will be counted  for  purposes of  determining  whether a quorum is present at a meeting.  Abstentions will be treated as Shares that are present and entitled to vote for  purposes  of  determining  the number of Shares  that are  present and entitled  to vote  with  respect  to any  particular  proposal,  but will not be counted  as a vote in favor of such  proposal.  If a broker or  nominee  holding

Shares  in  "street  name"  indicates  on  the  proxy  that  it  does  not  have discretionary  authority to vote as to a particular proposal,  those Shares will not be considered as present and entitled to vote with respect to such proposal.

          Section 6.  Inspection of Records.  The records of the Focus Funds Series shall  be open  to  inspection  by  Shareholders  to  the  same  extent  as  is  permitted shareholders of a Nevada business corporation.

          Section 7. Action  without  Meeting.  Any action which may be taken by

Shareholders may be taken without a meeting if a majority of Outstanding  Shares entitled  to vote on the matter (or such larger  proportion  thereof as shall be required by law)  consent to the action in writing and the written  consents are filed with the records of the meetings of  Shareholders.  Such consents shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                                   ARTICLE IV

                                    DIRECTORS

          Section  1.  Meetings  of the  Directors.  The  Directors  may in  their discretion  provide for regular or stated  meetings of the  Directors.  Notice of regular or stated  meetings  need not be given.  Meetings of the Directors  other than regular or stated  meetings shall be held whenever called by the President,

the President or by any one of the Directors,  at the time being in office. Notice of the time and place of each  meeting  other than  regular  or stated  meetings shall be given by the  Secretary or an Assistant  Secretary or by the officer or

Director  calling the  meeting  and shall be mailed to each  Director at least two days  before  the  meeting,  or shall be given by  telephone,  cable,  wireless,

facsimile or other electronic mechanism to each Director at his business address,

or personally delivered to him at least one day before the meeting.  Such notice may, however, be waived by any Director. Notice of a meeting need not be given to any Director if a written  waiver of notice,  executed by him before or after the meeting, is filed with the records of the meeting, or to any Director who attends the meeting without  protesting prior thereto or at its commencement the lack of notice to him. A notice or waiver of notice  need not specify the purpose of any meeting.  The  Directors may meet by means of a telephone  conference  circuit or similar communications  equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall be deemed to have been held at a place  designated  by the Directors at the meeting.  Participation  in a  telephone  conference  meeting  shall  constitute presence in person at such meeting. Any action required or permitted to be taken at any meeting of the Directors may be taken by the Directors without a meeting if a majority  of the  Directors  consent to the action in writing  and the  written consents are filed with the records of the  Directors'  meetings.  Such  consents shall be treated as a vote for all purposes.

          Section 2.  Quorum and Manner of Acting.  A majority  of the  Directors shall be present in person at any regular or special  meeting of the Directors in order to constitute a quorum for the transaction of business at such meeting and

(except as otherwise required by law, the Declaration of Focus Funds Series or these By-laws)

the act of a majority of the Directors  present at any such  meeting,  at which a quorum is present, shall be the act of the Directors. In the absence of a quorum,

a majority of the  Directors  present  may adjourn the meeting  from time to time until a quorum  shall be present.  Notice of an  adjourned  meeting  need not be given.

ARTICLE V

COMMITTEES

          Section 1. Executive and Other  Committees.  The Directors by vote of a majority  of all the  Directors  may elect  from  their own  number an  Executive

Committee  to consist of not less than three (3)  members to hold  office at the pleasure of the Directors,  which shall have the power to conduct the current and ordinary business of the Focus Funds Series while the Directors are not in session,  including the purchase and sale of  securities  and the  designation  of  securities to be delivered upon redemption of Shares of the Focus Funds Series or a Series  thereof,  and such other powers of the Directors as the Directors may delegate to them,  from time to time,  except  those  powers  which by law,  the  Declaration  of Focus Funds Series or these

By-laws they are prohibited  from  delegating.  The Directors may also elect from their own number other  Committees from time to time; the number  composing such

Committees,  the powers conferred upon the same (subject to the same limitations as with respect to the Executive  Committee)  and the term of membership on such

Committees  to be  determined  by the  Directors.  The Directors  may  designate a

President of any such Committee. In the absence of such designation the Committee may elect its own President.

Section 2. Meetings,  Quorum and Manner of Acting.  The Directors may (1) provide for stated  meetings  of any  Committee,  (2)  specify the manner of calling and notice required for special meetings of any Committee, (3) specify the number of members of a Committee required to constitute a quorum and the number of members of  a  Committee  required  to  exercise  specified  powers  delegated  to  such

Committee, (4) authorize the making of decisions to exercise specified powers by written  assent of the  requisite  number of  members of a  Committee  without a meeting,  and (5)  authorize  the members of a  Committee  to meet by means of a telephone conference circuit.

          The Executive Committee shall keep regular minutes of its meetings and records of decisions  taken without a meeting and cause them to be recorded in a book designated for that purpose and kept in the office of the Focus Funds Series.

ARTICLE VI

OFFICERS

          Section 1.  General  Provisions.  The officers of the Focus Funds Series shall be a

President,  a Treasurer  and a Secretary,  who shall be elected by the Directors.

The Directors may elect or appoint such other  officers or agents as the business of the Focus Funds Series may require, including one or more  Vice Presidents,  one  or  more

Assistant  Secretaries,  and one or more Assistant Treasurers.  The Directors may delegate  to any  officer  or  committee  the power to appoint  any  subordinate officers or agents.

          Section  2. Term of Office  and  Qualifications.  Except as  otherwise provided by law, the Declaration of Focus Funds Series or these By-laws,  the President,  the

Treasurer,  the  Secretary  and any other  officer shall each hold office at the pleasure of the Board of Directors  or until his  successor  shall have been duly elected and qualified. Any two or more offices may be held by the same person.

Any officer may be but none need be a Director or Shareholder.

          Section 3. Removal. The Directors, at any regular or special meeting of the  Directors,  may remove any  officer  with or without  cause,  by a vote of a majority of the Directors  then in office.  Any officer or agent  appointed by an officer or  committee  may be removed with or without  cause by such  appointing officer or committee.

          Section 4. Powers and Duties of the  President.  The Directors  may, but

need not,  appoint  from among their  number a President.  When  present he shall preside at the meetings of the  Shareholders  and of the  Directors.  He may call meetings  of the  Directors  and of any  committee  thereof  whenever he deems it necessary.  He shall be an executive  officer of the Focus Funds Series and shall have,  with the President,  general supervision over the business and policies of the Focus Funds Series,

subject to the limitations imposed upon the President,  as provided in Section 5 of this Article VI.

          Section 5. Powers and Duties of the President.  The President may call meetings of the Directors and of any Committee thereof when he deems it necessary and shall preside at all meetings of the Shareholders. Subject to the control of the Directors and to the control of any Committees of the Directors,  within their respective spheres, as provided by the Directors,  he shall at all times exercise a general supervision and direction over the affairs of the Focus Funds Series. He shall have the power to employ  attorneys  and counsel for the Focus Funds Series or any Fund or Class thereof and to employ such subordinate officers, agents, clerks and employees as he may find  necessary  to transact  the  business of the Focus Funds Series or any Fund or

Class  thereof.  He shall also have the power to grant,  issue,  execute or sign such powers of attorney,  proxies or other documents as may be deemed  advisable or necessary in furtherance of the interests of the Focus Funds Series or any Funds thereof.

The President shall have such other powers and duties as from time to time may be conferred upon or assigned to him by the Directors.

          Section 6.  Powers and Duties of Vice  Presidents.  In the  absence or disability of the  President,  the Vice  President or, if there be more than one

Vice President, any Vice President designated by the Directors, shall perform all the duties and may exercise any of the powers of the  President,  subject to the control of the Directors.  Each Vice President shall perform such other duties as may be assigned to him from time to time by the Directors and the President.

          Section 7. Powers and Duties of the Treasurer.  The Treasurer shall be the principal  financial and accounting  officer of the Focus Funds Series.  He shall deliver all funds of the Focus Funds Series or any  Fund or Class  thereof  which may come into his hands to such Custodian as the Directors may employ.  He shall render a statement of condition of the finances of the Focus Funds Series or any Fund or Class  thereof to the

Directors as often as they shall require the same and he shall in general perform all the duties  incident to the office of a Treasurer  and such other  duties as from time to time may be assigned to him by the Directors.  The  Treasurer  shall give a bond for the faithful  discharge  of his duties,  if required so to do by the Directors, in such sum and with such surety or sureties as the Directors shall require.

          Section 8. Powers and Duties of the  Secretary.  The  Secretary  shall keep the minutes of all  meetings of the  Directors  and of the  Shareholders  in proper books provided for that purpose; he shall have custody of the seal of the

Focus Funds Series;  he shall have  charge of the Share  transfer  books,  lists and  records unless the same are in the charge of a transfer  agent.  He shall  attend to the giving and serving of all notices by the Focus Funds Series in accordance with the provisions of these By-laws and as required by law; and subject to these By-laws,  he shall in general perform all duties incident to the office of Secretary and such other duties as from time to time may be assigned to him by the Directors.

          Section 9. Powers and Duties of Assistant Officers.  In the absence or disability  of the  Treasurer,  any officer  designated  by the  Directors  shall perform all the duties,  and may exercise any of the powers,  of the  Treasurer.

Each  officer  shall  perform  such  other  duties  as from  time to time may be assigned  to him  by the  Directors.  Each  officer  performing  the  duties  and exercising  the powers of the  Treasurer,  if any, and any Assistant  Treasurer,

shall give a bond for the faithful discharge of his duties, if required so to do by the  Directors,  in such sum and with such surety or sureties as the  Directors shall require.

          Section 10. Powers and Duties of Assistant Secretaries. In the absence or  disability  of the  Secretary,  any  Assistant  Secretary  designated by the

Directors  shall perform all the duties,  and may exercise any of the powers,  of the Secretary.  Each Assistant Secretary shall perform such other duties as from time to time may be assigned to him by the Directors.

          Section 11.  Compensation  of Officers and Directors and Members of the

Advisory  Board.  Subject to any  applicable  provisions of the  Declaration  of

Focus Funds Series,  the compensation of the officers and Directors and members of an advisory board  shall be  fixed  from  time to time by the  Directors  or,  in the case of officers,  by any  Committee or officer upon whom such power may be conferred by the Directors.  No officer shall be prevented from receiving such compensation as such officer by reason of the fact that he is also a Director.

ARTICLE VII

FISCAL YEAR

          The  fiscal   year  of  the  Focus Funds Series  shall  end  on  the  last  day  of

December in each year,  provided,  however,  that the Directors may from time to time  change the fiscal  year.  The  taxable  year of each Series shall end on the last day of December each year, provided however, that the Directors may from time to time change the fiscal year.

ARTICLE VIII

SEAL

          The  Directors  may adopt a seal which  shall be in such form and shall have such inscription thereon as the Directors may from time to time prescribe.

ARTICLE IX

SUFFICIENCY AND WAIVERS OF NOTICE

          Whenever  any notice  whatever  is  required  to be given by law,  the

Declaration  of Focus Funds Series or these By-laws,  a waiver thereof in writing,  signed by the person or persons entitled to said notice,  whether before or after the time stated therein,  shall be deemed equivalent thereto. A notice shall be deemed to have  been  sent  by  mail,  telegraph,  cable,  wireless,  facsimile  or  other electronic means for the purposes of these By-laws when it has been delivered to a representative  of any company holding itself out as capable of sending notice by such means with instructions that it be so sent.

ARTICLE X

AMENDMENTS

          These By-laws, or any of them, may be altered, amended or repealed, or new By-laws may be adopted by (a) vote of a majority of the  Outstanding  Shares voting in person or by proxy at a meeting of  Shareholders  and entitled to vote or (b) by the  Directors,  provided,  however,  that no  By-law  may be  amended,

adopted or  repealed  by the  Directors  if such  amendment,  adoption  or repeal requires,  pursuant to law, the Declaration of Focus Funds Series or these By-laws, a vote of the Shareholders of Focus Funds Series Inc.

EXHIBIT NO. 5

                INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT

                                                           June 2nd, 2015

Nevada RIA LLC

200 West Sahara Avenue, Unit #810,

Las Vegas, NV 89102

Dear Sirs:

         Focus Funds Series Inc, a Nevada business Focus Funds Series (the "Focus Funds Series"), herewith confirms its agreement with you ("NEVADA RIA LLC") as follows:

          The Focus Funds Series desires to employ its capital by investing  and  reinvesting the  same in  investments  of the type and in  accordance  with the  limitations specified in its Prospectus as from time to time in effect, copies of which have been or will be  submitted  to NEVADA RIA LLC, and in such manner and to such extent as may from time to time be approved  by the Board of Directors of the Focus Funds Series.  The Focus Funds Series desires to employ NEVADA RIA LLC to act as the investment adviser and administrator for its investment portfolio EQUITY CASH FUND Fund (the "Fund").

          Subject to the supervision and approval of the Board of Directors,  NEVADA RIA LLC will provide  investment  management of the Fund's  portfolio in accordance with the  Fund's  investment  objective  and  policies  as stated in its most  recent

Prospectus  delivered  to NEVADA RIA LLC,  upon  which NEVADA RIA LLC shall be  entitled  to rely.  Incconnection  therewith,  NEVADA RIA LLC will provide investment  research and supervision of the  Fund's   investments  and  conduct  a  continuous  program  of  investment,evaluation and, if appropriate,  sale and reinvestment of the Fund's assets. NEVADA RIA LLC will  furnish  to the Focus Funds Series such  statistical  information  with  respect to the investments  which the Fund may hold or contemplate  purchasing as the Focus Funds Series may reasonably  request.  The  Board  wishes  to be kept  in  touch  with  important developments materially affecting its portfolio and shall expect NEVADA RIA LLC, on its own initiative,  to furnish to the Board from time to time such  information  as NEVADA RIA LLC may believe appropriate for this purpose.

          In providing  investment  management  services to the Focus Funds Series, NEVADA RIA LLC shall give primary  consideration  to securing the most favorable  price and efficient execution. In so doing, NEVADA RIA LLC may consider the financial responsibility,  research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other  transactions to which other clients of NEVADA RIA LLC may be a party.  The Focus Funds Series  recognizes that it is desirable that NEVADA RIA LLC have access to supplemental investment and market research and security and  economic  analyses  provided by brokers  and that such  brokers may executebrokerage  transactions  at a higher  cost to the  Focus Funds Series  than may  result  when allocating  brokerage  to  other  brokers  on the  basis  of  seeking  the  most favorable  price and efficient  execution.  Therefore,  NEVADA RIA LLC is authorized to pay higher  brokerage  commissions  for the purchase and sale of securities  for the

Fund to brokers who provide such research and analyses, subject to review by the

Board of Directors from time to time with respect to the extent and  continuation of this practice.  It is understood  that the services  provided by such brokers may be useful to NEVADA RIA LLC in connection with its services to other clients.

          On  occasions  when NEVADA RIA LLC deems the purchase or sale of a security to be in the best  interest of the Fund as well as other  clients,  NEVADA RIA LLC, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction,  will be  made  by NEVADA RIA LLC in the  manner  it  considers  to be  the  most  equitable  and consistent with its fiduciary obligations to the Fund and to such other clients.

          NEVADA RIA LLC shall maintain such office facilities and administrative  services necessary to perform its duties  under this  Agreement.  In  addition,  NEVADA RIA LLC will prepare and file various returns,  reports and registrations required by Federal and  state  law  and  respond  to  shareholder  communications.  Subject  to the direction of the Board of  Directors,  NEVADA RIA LLC shall be  responsible  for the overall management of the business affairs of the Focus Funds Series.

          NEVADA RIA LLC shall  exercise  its best  judgment in  rendering to the Focus Funds Series the services  described  above  and the  Focus Funds Series  agrees  as an  inducement  to  NEVADA RIA LLC's undertaking  the same that NEVADA RIA LLC shall not be liable  hereunder for any mistake of judgment or in any other event whatsoever, provided that nothing herein shall be deemed to protect or purport to protect NEVADA RIA LLC against any  liability  to the Focus Funds Series or to its security  holders to which NEVADA RIA LLC would otherwise be subject by reason of willful  misfeasance,  bad faith or gross  negligence in the  performance of its duties  hereunder,  or by reason of NEVADA RIA LLC's reckless  disregard of its obligations and duties hereunder.

          NEVADA RIA LLC  shall,  at its own  expense,  maintain  such  staff and employ or retain such  personnel and consult with such other persons as it shall from time to  time  determine  to be  necessary  or  useful  to  the  performance  of  its obligations  under  this  Agreement.  Without  limiting  the  generality  of the foregoing,  the staff and  personnel  of NEVADA RIA LLC shall be deemed to include  persons employed or otherwise  retained by NEVADA RIA LLC to furnish  statistical and other factual data, advice regarding economic factors and trends,  information with respect to technical and scientific  developments,  and such other information,  advice and assistance as NEVADA RIA LLC may desire.  NEVADA RIA LLC shall,  as agent for the Focus Funds Series,  maintain the Focus Funds Series's records and books of account (other than those  maintained by the Fund's transfer agent, registrar,  custodian and other agencies),  including records ofportfolio  transactions.  All such books and records so maintained  shall be the property of each Fund and, upon request  therefore,  NEVADA RIA LLC shall surrender to such Fund such of the books and records so requested.

          NEVADA RIA LLC  shall  bear  the cost of  rendering  the  investment  management,

supervisory  and  administrative  services  to be  performed  by it  under  this

Agreement,  and shall, at its own expense,  pay the compensation of the officers and employees, if any, of the Focus Funds Series who are employees of  NEVADA RIA LLC. The  Focus Funds Series  shall bear all other expenses to be incurred in the operation of the Focus Funds Series,  includingcharges and expenses of any  registrar,  custodian,  stock transfer and dividend disbursing agent;  brokerage  commissions;  taxes;  engraving and printing stock certificates,  if any;  registration  costs of the  Focus Funds Series and its  shares  under

Federal  and  state  securities  laws;  the cost and  expense  of  printing  and

distributing   prospectuses  to  the  Focus Funds Series's  shareholders;   all  expenses  of

shareholders'  and  directors'  meetings and of  preparing,  printing and mailing proxy  statements  and  reports to  shareholders;  fees and travel  expenses  of directors' or members of any advisory board or committee who are not employees of

NEVADA RIA LLC or any  corporate  affiliate of NEVADA RIA LLC; all expenses  incident to any dividend,withdrawal or redemption  options;  charges and expenses of any outside  service used for pricing of each Fund's portfolio securities; fees and expenses of legal counsel, including counsel to the directors who are not interested persons of the

Focus Funds Series  or of NEVADA RIA LLC  and  independent  accountants;  membership  dues  of  industry associations; interest on Fund borrowings; postage; liability insurance premiumson property or personnel  (including  officers and  directors) of the Focus Funds Series which inure to their benefit; and extraordinary  expenses (including,  but not limited to, legal claims and  liabilities and litigation  costs and any  indemnification relating thereto).

          In consideration of services rendered pursuant to this Agreement,  the

Focus Funds Series will pay NEVADA RIA LLC on the first  business  day of each month a fee at the annual rate of one percent  (1%) of the average  value of each

Fund's daily net assets, and an administrative fee, computed and paid monthly, at an annual  rate of 0.75% of the average value of the Fund's daily net assets.

Net asset value shall be computed at least once each  business  day. The fee for the  period  from the date the  initial  registration  statement  of the Fund is declared  effective by the Securities and Exchange  Commission to the end of the

month during which such initial  registration shall have been declared effective by the Securities  and Exchange  Commission  shall be prorated  according to the proportion  which such period  bears to the full  monthly  period,  and upon any termination  of this  Agreement  before the end of any month,  such fee for such part of a month shall be prorated  according to the proportion which such period bears  to the  full  monthly  period  and  shall  be  payable  upon  the date of termination of this  Agreement.  For the purpose of determining  fees payable to

NEVADA RIA LLC,  the value of each  Fund's  net  assets  shall be  computed  in the  manner specified in such Fund's Prospectus for the computation of the value of such net assets.

          The Focus Funds Series  understands  that NEVADA RIA LLC now acts and will  continue to act as investment adviser to various fiduciary or other managed accounts, and the Focus Funds Series has no objection  to NEVADA RIA LLC's so acting.  In addition,  it is  understood  that the persons  employed by NEVADA RIA LLC to assist in the  performance  of its duties  hereunder will not devote  their full time to such  service and nothing  contained  herein shall be deemed to limit or restrict the right of NEVADA RIA LLC or any affiliate of NEVADA RIA LLC to engage  in and  devote  time and  attention  to other  businesses  or to  render services of whatever kind or nature.

          The Focus Funds Series  understands  that NEVADA RIA LLC now acts and may in the future act as investment adviser to one or more other investment companies,  and the Focus Funds Series has no  objection  to NEVADA RIA LLC's so  acting,  provided  that  when two or more  companies managed by NEVADA RIA LLC have available funds for investment in money market  instruments, available  money  market  investments  will be allocated  in  accordance  with a formula believed to be equitable to each company.  It is recognized that in some cases this  procedure may adversely  affect the size of the position  obtainable for the Funds.

          NEVADA RIA LLC shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in  connection  with the matters to which this

Agreement  relates,  except for a loss resulting from willful  misfeasance,  bad faith or gross  negligence on its part in the  performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner,  employee, or agent of NEVADA RIA LLC who may be or become an  officer,  director,  employee  or agent of the  Focus Funds Series,  shall be deemed,  when  rendering  services to the Focus Funds Series or acting on any business of the

Focus Funds Series,  to be rendering such services to, or acting solely for, the Fund and not as an officer, partner, employee, or agent or one under the control or direction of NEVADA RIA LLC even though paid by it.

          This  Agreement  shall  become  effective on the date hereof and shall continue  in  force  for a  period  of two  (2)  years  and  from  year  to year thereafter, provided such continuance is specifically approved at least annually by (i) the Board of Directors or (ii) as to any Fund, by a vote of a majority (as defined in the  Investment  Company  Act of 1940,  as  amended)  of such  Fund's outstanding voting securities;  provided that in either event the continuance is also approved by a majority of the Directors who are not "interested persons" (as defined in said Act) of any party to this Agreement, by vote cast in person at a meeting  called for the purpose of voting on such  approval.  This  Agreement is terminable without penalty,  at any time by (i) the Board of Directors or (ii) as to any Fund,  by vote of holders of a majority of such Fund's shares or by (iii)

NEVADA RIA LLC.  This  Agreement  will  also  terminate  automatically  in the event of its assignment (as defined in said Act).

          Pursuant to the Focus Funds Series's Agreement and Declaration of Focus Funds Series dated June 2, 2015, neither the Directors,  shareholders,  officers, employees or agents of the Focus Funds Series shall be  personally  liable  upon,  nor shall  resort be had to their private  property  for  the  satisfaction  of,  any  obligations  of  the  Focus Funds Series hereunder,  and NEVADA RIA LLC  shall  look  solely  to the  property  of the Focus Funds Series for the satisfaction of any claim hereunder.

          If the foregoing is in accordance with your understanding,  kindly so indicate by signing and returning to us the enclosed copy hereof.

                                               Very truly yours,

                                              Focus Funds Series Inc

                                               By:______________________________

Accepted:                                         Rajendra Prasad, President

NEVADA RIA LLC

By:______________________________

   Rajendra Prasad, President

EXHIBIT NO. 9(a)

ACCOUNTING SERVICES AGREEMENT

THIS AGREEMENT is made and entered into this _____ day of _______, 20__, by and between the Focus Funds Series, Inc (the “Trust”), an _____(state) business trust having its principal place of business at _________________________________(address), and Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”).

RECITALS:

A.

The Trust is an open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

B.

MSS is a corporation experienced in providing accounting services to mutual funds and possesses facilities sufficient to provide such services; and

C.

The Trust desires to avail itself of the experience, assistance and facilities of MSS and to have MSS perform the Trust certain services appropriate to the operations of the Trust, and MSS is willing to furnish such services in accordance with the terms hereinafter set forth.

AGREEMENTS:

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

1.

DUTIES OF MSS.

MSS will provide the Trust with the necessary office space, communication facilities and personnel to perform the following services for the Trust:

(a)

Timely calculate and transmit to NASDAQ the daily net asset value of each class of shares of each portfolio of the Trust, and communicate such value to the Trust and its transfer agent;

(b)

Maintain and keep current all books and records of the Trust as required by Rule 31a-1 under the 1940 Act, as such rule or any successor rule may be amended from time to time ("Rule 31a-1"), that are applicable to the fulfillment of MSS's duties hereunder, as well as any other documents necessary or advisable for compliance with applicable regulations as may be mutually agreed to between the Trust and MSS.  Without limiting the generality of the foregoing, MSS will prepare and maintain the following records upon receipt of information in proper form from the Trust or its authorized agents:

·

Cash receipts journal

·

Cash disbursements journal

·

Dividend record

·

Purchase and sales - portfolio securities journals

·

Subscription and redemption journals

·

Security ledgers

·

Broker ledger

·

General ledger

·

Daily expense accruals

·

Daily income accruals

·

Securities and monies borrowed or loaned and collateral therefore

·

Foreign currency journals

·

Trial balances

(c)

Provide the Trust and its investment adviser with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time.

(d)

Provide all raw data available from its fund accounting system for the preparation by the Trust or its investment advisor of the following

1.

Semi-annual and annual financial statements;

2.

Semi-annual forms N-SAR;

3.

Annual tax returns;

4.

Financial data necessary to update form N-1A;

5.

Annual proxy statement.

(e)

Notwithstanding paragragh 1 (d), prepare the following:

1.

Semi-annual and annual financial statements;

2.

Semi-annual forms N-SAR;

(f)

Edgarize and file with the SEC the following:

1.

Semi-annual and annual financial statements;

2.

Semi-annual forms N-SAR;

3.

N-1A and other necessary filings.

(g)

Provide facilities to accommodate annual audit and any audits or examinations conducted by the Securities and Exchange Commission or any other governmental or quasi-governmental entities with jurisdiction.

MSS shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

2.

FEES AND EXPENSES.

(a)

In consideration of the services to be performed by MSS pursuant to this Agreement, the Trust agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit A.

(b)

In addition to the fees paid under paragraph (a) above, the Trust agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Trust will be reimbursed by the Trust.

(c)

The Trust agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice.

3.

LIMITATION OF LIABILITY OF MSS.

(a)

MSS shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall not be liable to the Trust for any action taken or omitted by it in good faith without negligence, bad faith, willful misconduct or reckless disregard of its duties hereunder.  It shall be entitled to rely upon and may act upon the accounting records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust's independent accountants, and shall not be liable for any action reasonably taken or omitted pursuant to such records and reports or advice, provided that such action is not, to the knowledge of MSS, in violation of applicable federal or state laws or regulations, and provided further that such action is taken without negligence, bad faith, willful misconduct or reckless disregard of its duties.

(b)

Nothing herein contained shall be construed to protect MSS against any liability to the Trust to which MSS shall otherwise be subject by reason of willful misfeasance, bad faith, negligence in the performance of its duties to the Trust, reckless disregard of its obligations and duties under this Agreement or the willful violation of any applicable law.

(c)

Except as may otherwise be provided by applicable law, neither MSS nor its stockholders, officers, directors, employees or agents shall be subject to, and the Trust shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of information furnished to MSS by the Trust or its authorized agents.

4.

REPORTS.

(a)

The Trust shall provide to MSS on a quarterly basis a report of a duly authorized officer of the Trust representing that all information furnished to MSS during the preceding quarter was true, complete and correct in all material respects. MSS shall not be responsible for the accuracy of any information furnished to it by the Trust or its authorized agents, and the Trust shall hold MSS harmless in regard to any liability incurred by reason of the inaccuracy of such information.

(b)

Whenever, in the course of performing its duties under this Agreement, MSS determines, on the basis of information supplied to MSS by the Trust or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, MSS shall promptly notify the Trust and its counsel of such violation.

5.

ACTIVITIES OF MSS.

The services of MSS under this Agreement are not to be deemed exclusive, and MSS shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

6.

ACCOUNTS AND RECORDS.

The accounts and records maintained by MSS shall be the property of the Trust, and shall be surrendered to the Trust promptly upon request by the Trust in the form in which such accounts and records have been maintained or preserved. MSS agrees to maintain a back-up set of accounts and records of the Trust (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. MSS shall assist the Trust's independent auditors, or, upon approval of the Trust, any regulatory body, in any requested review of the Trust's accounts and records. MSS shall preserve the accounts and records as they are required to be maintained and preserved by Rule 31a-1.

7.

CONFIDENTIALITY.

MSS agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Trust.

8.

TERM OF AGREEMENT.

(a)

This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years.  This Agreement will automatically renew for successive annual terms unless one party provides written notice to the other party 90 days prior to the annual renewal date that the agreement will not be renewed.  Each party to this Agreement has the option to terminate this Agreement during the initial three year term and any renewal period, without penalty, upon 90 days prior written notice.

(b)

Should the Trust exercise its right to terminate, all out-of-pocket expenses associated with the movements of records and material will be paid by the Trust.  Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

9.

MISCELLANEOUS.

(a)

Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

(b)

The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

(c)

This Agreement may be amended by the parties hereto only if such amendment is in writing and signed by both parties.

(d)

This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

(e)

All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Trust:

To MSS:

Focus Funds Series, Inc

Mutual Shareholder Services

___________________________

8000 Town Centre Drive, Suite 400

___________________________

Broadview Heights, OH 44147

___________________________

IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

Focus Funds Series, Inc

Mutual Shareholder Services, LLC:

By: ___________________________

By: ________________________________

Its: ___________________________

Its: ____________________

TRANSFER AGENT AGREEMENT

THIS AGREEMENT is made and entered into this _____ day of _______, 20__, by and between the Focus Funds Series, Inc (the “Trust”), an _____(state) business trust having its principal place of business at _________________________________(address), and Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”).

RECITALS:

A.

The Trust is an open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”); and

B.

The Trust desires to appoint MSS as its transfer agent and dividend disbursing and redemption agent, and MSS desires to accept such appointment.

AGREEMENTS:

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

1.

DUTIES OF MSS.

1.01

Subject to the terms and conditions set forth in this Agreement, the Trust hereby employs and appoints MSS to act, and MSS agrees to act, as transfer agent for the Trust’s authorized and issued shares of beneficial interest of each class of each portfolio of the Trust (the “Shares”), and as dividend disbursing and redemption agent for the Trust.

1.02

MSS agrees that it will perform the following services:

(a)

In accordance with procedures established from time to time by agreement between the Trust and MSS, MSS shall:

(i)

Receive for acceptance, orders for the purchase of Shares, and promptly deliver payment and appropriate documentation therefore to the Custodian of the Trust authorized by the Board of Trustees of the Trust (the “Custodian”);

(ii)

Pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

(iii)

Receive for acceptance redemption requests and redemption directions and deliver the appropriate documentation therefore to the Custodian;

(iv)

At the appropriate time as and when it receives monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

(v)

Effect transfers of Shares by the registered owners thereof upon receipt of appropriate instructions;

(vi)

Prepare and transmit payments for dividends and distributions declared by the Trust;

(vii)

Maintain records of account for and advise the Trust and its Shareholders as to the foregoing;

(viii)

Maintain an Anti-Money Laundering Program in compliance with the USA Patriot Act of 2001 and regulation thereunder, and provide to the Trust a copy of MSS’s Anti-Money Laundering Program;

(ix)

Perform such services as are necessary to implement and enforce the Trust’s Anti-Money Laundering Program;

(x)

Provide necessary and reasonable access to properly authorized federal examiners so that they can obtain all necessary information and records relating to the AML Program and to inspect MSS’s implementation and operation of the AML Program; and

(xi)

Record the issuance of shares of the Trust and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of shares of the Trust which are authorized, based upon data provided to it by the Trust, and issued and outstanding.  MSS shall also provide the Trust on a regular basis with the total number of shares which are authorized, issued and outstanding and shall have no obligation, when recording the issuance of shares, to monitor the issuance of such shares or to take cognizance of any laws relating to the issue or sale of such shares, which functions shall be the sole responsibility of the Trust.

(b)

In addition, MSS shall perform all of the customary services of a transfer agent, dividend disbursing and redemption agent, including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing Shareholder reports and prospectuses to current Shareholders, withholding taxes for U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and provide a system and reports which will enable the Trust to monitor the total number of Shares sold in each State.

Procedures applicable to certain of these services may be established from time to time by agreement between the Trust and MSS.

2.

FEES AND EXPENSES

2.01

In consideration of the services to be performed by MSS pursuant to this Agreement, the Trust agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit “A”.

2.02

In addition to the fee paid under Section 2.01 above, the Trust agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement.  In addition, any other expenses incurred by MSS at the request or with the consent of the Trust will be reimbursed by the Trust.

2.03

The Trust agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice.  Postage for mailing of dividends, proxies, Trust reports and other mailings to all shareholder accounts shall be advanced to MSS by the Trust at least seven days prior to the mailing date of such materials.

3.

REPRESENTATIONS AND WARRANTIES OF MSS

MSS represents and warrants to the Trust that:

3.01

It is a Limited Liability Company duly organized and existing and in good standing under the laws of the State of Delaware.

3.02

It is duly qualified to carry on its business in the State of Ohio.

3.03

It is empowered under applicable laws and by its charter and by-laws to enter into and perform this Agreement.

3.04

All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

3.05

It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

3.06

MSS is duly registered as a transfer agent under the Securities Act of 1934 and shall continue to be registered throughout the remainder of this Agreement.

4.

REPRESENTATIONS AND WARRANTIES OF THE FUND

The Trust represents and warrants to MSS that:

4.01

It is a Business Trust duly organized and existing and in good standing under the laws of Ohio.

4.02

It is empowered under applicable laws and by its Declaration of Trust to enter into and perform this Agreement.

4.03

All corporate proceedings required by said Declaration of Trust have been taken to authorize it to enter into and perform this Agreement.

4.04

It is an open-end and diversified management investment company registered under the 1940 Act.

4.05

A registration statement under the Securities Act of 1933 is currently or will become effective and will remain effective, and appropriate state securities law filings as required, have been or will be made and will continue to be made, with respect to all Shares of the Trust being offered for sale.

5.

INDEMNIFICATION

5.01

MSS shall not be responsible for, and the Trust shall indemnify and hold MSS harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

(a)

All actions of MSS or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without  negligence or willful misconduct.

(b)

The Trust’s refusal or failure to comply with the terms of this Agreement, or which arise out of the Trust’s lack of good faith, negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Trust hereunder.

(c)

The reliance on or use by MSS or its agents or subcontractors of information, records and documents which (i) are received by MSS or its agents or subcontractors and furnished to it by or on behalf of the Trust, and (ii) have been prepared and/or maintained by the Trust or any other person or firm on behalf of the Trust.

(d)

The reliance on, or the carrying out by MSS or its agents or subcontractors of, any instructions or requests of the Trust.

(e)

The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

5.02

MSS shall indemnify and hold the Trust harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by MSS as a result of MSS’s lack of good faith, gross or ordinary negligence or willful misconduct.

5.03

At any time MSS may apply to any officer of the Trust for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by MSS under this Agreement, and MSS and its agents or subcontractors shall not be liable and shall be indemnified by the Trust for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel.  MSS, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document furnished by or on behalf of the Trust, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided MSS or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Trust, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Trust.  MSS, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Trust, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

5.04

In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

5.05

Upon the assertion of a claim for which either party may be required to indemnify the other, the party of seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim.  The party who may be required to indemnify shall have the option to participate with the party seeking indemnification the defense of such claim.  The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party’s prior written consent.

6.

COVENANTS OF THE FUND AND MSS

6.01

The Trust shall promptly furnish to MSS a certified copy of the resolution of the Board of Trustees of the Trust authorizing the appointment of MSS and the execution and delivery of this Agreement.

6.02

MSS hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Trust for safekeeping of check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

6.03

MSS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable.  To the extent required by Section 31 of the 1940

Act, as amended, and the Rules thereunder, MSS agrees that all such records prepared or maintained by MSS relating to the services to be performed by MSS hereunder are the property of the Trust and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Trust on and in accordance with its request.

6.04

MSS and the Trust agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

6.05

In case of any requests or demands for the inspection of the Shareholder records of the Trust, MSS will endeavor to notify the Trust and to secure instructions from an authorized officer of the Trust as to such inspection.  MSS reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by its counsel that it may be held liable for the failure to exhibit the Shareholder records to such person, and shall promptly notify the Trust of any unusual request to inspect or copy the shareholder records of the Trust or the receipt of any other unusual request to inspect, copy or produce the records of the Trust.

7.

TERM OF AGREEMENT

7.01

This This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years.  This Agreement will automatically renew for successive annual terms unless one party provides written notice to the other party 90 days prior to the annual renewal date that the agreement will not be renewed.  Each party to this Agreement has the option to terminate this Agreement during the initial three year term and any renewal period, without penalty, upon 90 days prior written notice.

7.02

Should the Trust exercise its right to terminate, all out-of-pocket expenses associated with the movement of records and material will be paid by the Trust.  Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

8.

MISCELLANEOUS

8.01

Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party.  This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

8.02

This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of the Board of Trustees of the Trust.

8.03

The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act.  To the extent that the applicable law of the State of Ohio, or any of the provisions here in, conflict with the applicable provisions of the 1940 Act, the latter shall control.

8.04

This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

8.05

All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Trust:

To MSS:

Focus Funds Series, Inc

Mutual Shareholder Services, LLC

_________________________

8000 Town Centre Drive, Suite 400

_________________________

Broadview Heights, OH 44147

_________________________

IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

Focus Funds Series, Inc

Mutual Shareholder Services, LLC

By:

By:

Its: ___________________________

Its: ___________________________

Mutual Shareholder Services, LLC

8000 Town Centre Dr, Ste 400

Broadview Heights, OH 44117

Current Mutual Shareholder Services billing system:

Accounting Fees

If average value of fund is
between the following			Yearly Fee	Monthly Fee
-	25,000,000		21,000	1,750
25,000,000	50,000,000		30,500	2,542
50,000,000	75,000,000		36,250	3,021
75,000,000	100,000,000		42,000	3,500
100,000,000	125,000,000		47,750	3,979
125,000,000	150,000,000		53,500	4,458
150,000,000	200,000,000		59,250	4,938
200,000,000	300,000,000		$59,250 plus .01% on assets greater than $200,000,000
300,000,000	-		$69,250 plus .005% on assets greater than $300,000,000

Shareholder Servicing Fees

11.50	annual fee per shareholder with a
	min of $775.00 charge per month

Other fees
Blue Sky Servicing Fees
100.00	per state per filing
Pricing Fees
25.00	per month

Calculated monthly charges for a small Fund

			Value	Approx. Monthly Fee
Approximate Fund Size:			1,000,000	1,750
No of Shareholders:			50	775
Blue Sky States			-	-
				2,525
		Less 0% discount*		-1,263
		New Fund Discount (512)**		-512
		Discounted fee		800

		Annual Fee		9,600

* Discount calculated as follows:
Discount	Net assets of Fund
50%	-	6,000,000
40%	6,000,000	7,000,000
30%	7,000,000	8,000,000
20%	8,000,000	9,000,000
10%	9,000,000	10,000,000
0%	10,000,000	-

** $512 discount good while fund is less than 1.5 million
$312 discount good while fund is less than 3 million